NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance

Company and Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Large Cap Core V.I. Fund - Class II (MLVLC2)
19 shares (cost $404)	$440
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
370 shares (cost $6,732)	7,152
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
54,801 shares (cost $316,319)	360,043
U.S. Equity Flex I Portfolio (WSCP)
21,321 shares (cost $209,986)	303,829
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
60,028 shares (cost $652,105)	1,015,076
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
1,775 shares (cost $50,926)	52,209
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
6,125 shares (cost $181,252)	215,840
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
291,335 shares (cost $1,487,731)	1,648,959
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
53,435 shares (cost $2,357,947)	2,994,515
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2,210 shares (cost $33,469)	36,594
Research International Series - Service Class (MVRISC)
7,554 shares (cost $85,116)	93,291
Value Series - Service Class (MVFSC)
6,480 shares (cost $74,334)	83,133
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
130,268 shares (cost $1,866,997)	2,010,039
Emerging Markets Debt Portfolio - Class I (MSEM)
3,706 shares (cost $27,115)	30,166
Mid Cap Growth Portfolio - Class I (MSVMG)
5,706 shares (cost $40,081)	69,159
U.S. Real Estate Portfolio - Class I (MSVRE)
66,276 shares (cost $606,438)	855,629
Federated NVIT High Income Bond Fund - Class I (HIBF)
250,634 shares (cost $1,488,402)	1,716,842
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
87,819 shares (cost $1,483,278)	1,158,335
Gartmore NVIT International Equity Fund - Class I (GIG)
6,700 shares (cost $41,913)	60,236
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
14,185 shares (cost $125,623)	160,002
NVIT Fund - Class I (TRF)
21,808 shares (cost $172,924)	198,667
NVIT Government Bond Fund - Class I (GBF)
355,764 shares (cost $4,197,500)	4,087,730
NVIT Growth Fund - Class I (CAF)
2,528 shares (cost $24,748)	35,247
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
491 shares (cost $4,137)	4,556
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
544 shares (cost $5,182)	5,542
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
48,515 shares (cost $438,345)	512,314
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,972 shares (cost $38,872)	41,305

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
547 shares (cost $5,536)	5,702
NVIT Mid Cap Index Fund - Class I (MCIF)
326,345 shares (cost $4,656,973)	6,024,326
NVIT Money Market Fund - Class I (SAM)
327,739 shares (cost $327,739)	327,739
NVIT Money Market Fund - Class V (SAM5)
52,435,731 shares (cost $52,435,731)	52,435,731
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
15,642 shares (cost $138,558)	150,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
5,317 shares (cost $46,826)	47,743
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,199 shares (cost $15,893)	23,395
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,891 shares (cost $219,178)	245,198
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
349,099 shares (cost $3,085,255)	3,648,081
NVIT Multi-Manager Small Company Fund - Class I (SCF)
129,551 shares (cost $1,634,904)	2,339,696
NVIT Multi-Sector Bond Fund - Class I (MSBF)
79,826 shares (cost $666,647)	684,908
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
5,629 shares (cost $40,907)	57,020
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
8,404 shares (cost $93,546)	94,127
V.I. Basic Value Fund - Series I (AVBVI)
1,546 shares (cost $9,170)	9,865
V.I. Capital Development Fund - Series I (AVCDI)
292 shares (cost $2,677)	3,918
V.I. International Growth Fund - Series I (AVIE)
1,615 shares (cost $42,904)	46,340
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,743 shares (cost $22,873)	29,954
VPS International Value Portfolio - Class A (ALVIVA)
64,974 shares (cost $888,983)	968,108
VP Balanced Fund - Class I (ACVB)
41,257 shares (cost $230,689)	259,921
VP Capital Appreciation Fund - Class I (ACVCA)
31,829 shares (cost $321,933)	450,060
VP Income & Growth Fund - Class I (ACVIG)
75,848 shares (cost $403,291)	458,877
VP International Fund - Class I (ACVI)
151,990 shares (cost $1,415,539)	1,301,034
VP Ultra(R) Fund - Class I (ACVU1)
3,927 shares (cost $33,464)	36,836
VP Value Fund - Class I (ACVV)
151,233 shares (cost $671,649)	886,228
VP Vista(SM) Fund - Class I (ACVVS1)
3,028 shares (cost $38,985)	49,471
MidCap Stock Portfolio - Initial Shares (DVMCS)
1,379 shares (cost $14,422)	18,165
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
490,793 shares (cost $5,003,459)	5,987,673
Stock Index Fund, Inc. - Initial Shares (DSIF)
993,178 shares (cost $28,710,281)	29,467,579
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
908 shares (cost $23,528)	27,150

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Appreciation Portfolio - Initial Shares (DCAP)
12,359 shares (cost $364,629)	437,996
Growth and Income Portfolio - Initial Shares (DGI)
7,914 shares (cost $131,445)	156,381
International Value Portfolio - Initial Shares (DVIV)
79,030 shares (cost $856,965)	885,929
Quality Bond Fund II - Primary Shares (FQB)
43,428 shares (cost $473,493)	501,590
Equity-Income Portfolio - Initial Class (FEIP)
2,176 shares (cost $33,428)	41,393
High Income Portfolio - Initial Class (FHIP)
8,358 shares (cost $42,391)	46,556
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
309,200 shares (cost $4,124,130)	4,495,774
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
6,122 shares (cost $121,734)	146,183
VIP Fund - Contrafund Portfolio - Service Class (FCS)
107,001 shares (cost $1,791,608)	2,547,693
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
21,958 shares (cost $320,532)	416,330
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
835 shares (cost $11,692)	14,970
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
53,739 shares (cost $867,848)	961,385
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,349 shares (cost $48,707)	50,043
VIP Fund - Growth Portfolio - Service Class (FGS)
20,330 shares (cost $626,370)	752,024
VIP Fund - High Income Portfolio - Service Class (FHIS)
292,295 shares (cost $1,696,348)	1,619,312
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
3,061 shares (cost $40,196)	38,972
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
37,061 shares (cost $898,451)	1,205,229
VIP Fund - Overseas Portfolio - Initial Class (FOP)
1,810 shares (cost $26,878)	30,349
VIP Fund - Overseas Portfolio - Service Class (FOS)
15,302 shares (cost $230,606)	255,536
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,957 shares (cost $12,000)	19,005
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
37,194 shares (cost $482,916)	604,406
Templeton Foreign Securities Fund - Class 2 (TIF2)
10,767 shares (cost $141,613)	153,861
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
160,411 shares (cost $1,681,675)	2,261,790
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
9,186 shares (cost $165,057)	278,060
Growth Portfolio - I Class Shares (AMTG)
11,520 shares (cost $137,871)	214,381
Guardian Portfolio - I Class Shares (AMGP)
3,896 shares (cost $53,519)	73,796
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
6,140 shares (cost $147,151)	168,365
Partners Portfolio - I Class Shares (AMTP)
35,530 shares (cost $298,870)	400,419
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
652 shares (cost $5,667)	7,992

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Balanced Fund/VA - Non-Service Shares (OVMS)
28,110 shares (cost $318,543)	322,422
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
50,032 shares (cost $1,717,821)	2,018,778
Core Bond Fund/VA - Non-Service Shares (OVB)
36,258 shares (cost $300,170)	280,272
Global Securities Fund/VA - Non-Service Shares (OVGS)
57,564 shares (cost $1,300,216)	1,744,184
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,891 shares (cost $109,356)	123,011
MidCap Fund/VA - Non-Service Shares (OVAG)
7,031 shares (cost $251,281)	327,296
All Asset Portfolio - Administrative Class (PMVAAA)
4,125 shares (cost $45,621)	45,297
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
38,002 shares (cost $454,388)	433,224
Low Duration Portfolio - Administrative Class (PMVLDA)
130,562 shares (cost $1,348,825)	1,363,063
Real Return Portfolio - Administrative Class (PMVRRA)
366,632 shares (cost $4,514,634)	4,817,548
Total Return Portfolio - Administrative Class (PMVTRA)
1,377,635 shares (cost $15,268,727)	15,264,201
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2,743 shares (cost $26,317)	29,187
Micro-Cap Portfolio - Investment Class (ROCMC)
240,087 shares (cost $1,978,721)	2,924,256
Equity Income Portfolio - II (TREI2)
124,749 shares (cost $2,051,885)	2,480,019
Mid-Cap Growth Portfolio - II (TRMCG2)
48,430 shares (cost $856,141)	1,167,162
New America Growth Portfolio (TRNAG1)
26,871 shares (cost $410,966)	600,825
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
29,957 shares (cost $333,055)	360,387
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
223,674 shares (cost $2,628,682)	3,162,753
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
47,583 shares (cost $1,515,506)	1,792,434
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
347 shares (cost $2,818)	3,606
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
979 shares (cost $3,619)	6,343
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,346 shares (cost $20,003)	28,646
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
8,245 shares (cost $114,800)	151,877

Total Investments	$182,074,525

Account Receivable	123,820
Accounts Payable - All Asset Portfolio - Administrative Class (PMVAAA)	(12,230)

$182,186,115

Contract Owners’ Equity:
Accumulation units	182,186,115

Total Contract Owners’ Equity (note 8)	$182,186,115

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVLC2	CVSSE	CSIEF3	WSCP	OGGO	JABS	JACAS
Reinvested dividends	$2,139,310	4	4	326	431	-	4,268	501
Asset charges (note 3)	(420,882)	(1)	(26)	(849)	(797)	(2,683)	(252)	(527)

Net investment income (loss)	1,718,428	3	(22)	(523)	(366)	(2,683)	4,016	(26)

Realized gain (loss) on investments	(5,302,366)	138	3,074	(8,337)	(66,051)	(29,625)	(11,276)	14,502
Change in unrealized gain (loss) on investments	20,299,570	(55)	(1,784)	38,484	97,370	281,255	(4,735)	(1,694)

Net gain (loss) on investments	14,997,204	83	1,290	30,147	31,319	251,630	(16,011)	12,808

Reinvested capital gains	808,512	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,524,144	86	1,268	29,624	30,953	248,947	(11,995)	12,782

Investment Activity:	JAGTS	JAIGS	LZREMS	LOVMCV	MVRISC	MVFSC	MVIVSC	MSEM
Reinvested dividends	$-	14,369	-	136	1,161	1,020	20,539	1,222
Asset charges (note 3)	(2,488)	(7,064)	(1,008)	(252)	(213)	(194)	(4,490)	(76)

Net investment income (loss)	(2,488)	7,305	(1,008)	(116)	948	826	16,049	1,146

Realized gain (loss) on investments	439,415	182,590	383,767	43,716	(566)	58	190	1,760
Change in unrealized gain (loss) on investments	(104,930)	459,273	-	(23,595)	8,180	7,331	163,751	(337)

Net gain (loss) on investments	334,485	641,863	383,767	20,121	7,614	7,389	163,941	1,423

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$331,997	649,168	382,759	20,005	8,562	8,215	179,990	2,569

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	MSVMG	MSVRE	HIBF	GEM	GVGU1	GIG	GEF	TRF
Reinvested dividends	$-	16,187	141,431	638	152	553	1,513	1,897
Asset charges (note 3)	(182)	(2,426)	(4,100)	(2,592)	(14)	(165)	(377)	(468)

Net investment income (loss)	(182)	13,761	137,331	(1,954)	138	388	1,136	1,429

Realized gain (loss) on investments	17,466	168,259	(8,309)	(11,498)	2,337	10,624	(15,458)	(3,173)
Change in unrealized gain (loss) on investments	3,861	117,847	69,901	172,343	(2,967)	(3,056)	32,333	27,337

Net gain (loss) on investments	21,327	286,106	61,592	160,845	(630)	7,568	16,875	24,164

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,145	299,867	198,923	158,891	(492)	7,956	18,011	25,593

Investment Activity:	GVGF1	GBF	CAF	GVGH1	GVIX2	GVIDA	GVIDC	GVIDM
Reinvested dividends	$137	126,379	207	211	84,632	84	127	10,867
Asset charges (note 3)	(30)	(10,832)	(84)	(62)	(8,784)	(12)	(14)	(1,366)

Net investment income (loss)	107	115,547	123	149	75,848	72	113	9,501

Realized gain (loss) on investments	5,893	21,032	3,566	9,757	(1,135,726)	1,289	(2)	5,368
Change in unrealized gain (loss) on investments	(4,912)	(96,681)	2,763	(8,957)	1,701,181	(535)	187	38,037

Net gain (loss) on investments	981	(75,649)	6,329	800	565,455	754	185	43,405

Reinvested capital gains	-	153,539	-	-	-	-	15	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,088	193,437	6,452	949	641,303	826	313	52,906

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVDMA	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMLG1	NVMLV1
Reinvested dividends	$917	131	12	66,105	-	68	70	254
Asset charges (note 3)	(123)	(16)	(7)	(10,691)	(827)	(133,501)	(239)	(92)

Net investment income (loss)	794	115	5	55,414	(827)	(133,433)	(169)	162

Realized gain (loss) on investments	12,244	775	2,683	(319,541)	-	-	(2,004)	444
Change in unrealized gain (loss) on investments	(6,244)	(387)	(2,218)	1,475,951	-	-	11,761	917

Net gain (loss) on investments	6,000	388	465	1,156,410	-	-	9,757	1,361

Reinvested capital gains	-	-	-	6,016	-	-	5,190	1,621

Net increase (decrease) in contract owners’ equity resulting from operations	$6,794	503	470	1,217,840	(827)	(133,433)	14,778	3,144

Investment Activity:	NVMMG1	SCGF	SCVF	SCF	MSBF	GGTC	GVUG1	EIF
Reinvested dividends	$-	-	18,630	6,205	43,518	-	-	824
Asset charges (note 3)	(51)	(550)	(7,932)	(5,510)	(1,791)	(62)	(11)	(138)

Net investment income (loss)	(51)	(550)	10,698	695	41,727	(62)	(11)	686

Realized gain (loss) on investments	1,357	(11,080)	(273,562)	7,034	22,027	29,313	3,706	2,788
Change in unrealized gain (loss) on investments	3,838	64,399	1,036,974	486,754	10,272	(26,478)	(2,827)	5,221

Net gain (loss) on investments	5,195	53,319	763,412	493,788	32,299	2,835	879	8,009

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,144	52,769	774,110	494,483	74,026	2,773	868	8,695

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMTB	AVBVI	AVCDI	AVIE	ALVGIA	ALVIVA	ACVB	ACVCA
Reinvested dividends	$4,995	59	-	786	-	67,020	4,690	-
Asset charges (note 3)	(239)	(773)	(9)	(86)	(70)	(8,628)	(618)	(959)

Net investment income (loss)	4,756	(714)	(9)	700	(70)	58,392	4,072	(959)

Realized gain (loss) on investments	(514)	136,660	(88)	2,011	695	(1,872,276)	(1,038)	4,824
Change in unrealized gain (loss) on investments	454	(31,810)	759	2,414	2,951	1,479,710	23,804	102,698

Net gain (loss) on investments	(60)	104,850	671	4,425	3,646	(392,566)	22,766	107,522

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,696	104,136	662	5,125	3,576	(334,174)	26,838	106,563

Investment Activity:	ACVIG	ACVI	ACVU1	ACVV	ACVVS1	DVMCS	DVSCS	DSIF
Reinvested dividends	$6,445	35,175	754	19,611	-	116	30,349	378,272
Asset charges (note 3)	(1,067)	(3,515)	(316)	(2,254)	(106)	(49)	(10,448)	(42,477)

Net investment income (loss)	5,378	31,660	438	17,357	(106)	67	19,901	335,795

Realized gain (loss) on investments	(16,192)	(152,833)	29,672	(14,247)	(1,085)	3,092	(1,341,289)	(1,948,576)
Change in unrealized gain (loss) on investments	71,222	288,789	(16,410)	110,683	11,043	(265)	2,535,774	4,398,821

Net gain (loss) on investments	55,030	135,956	13,262	96,436	9,958	2,827	1,194,485	2,450,245

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,408	167,616	13,700	113,793	9,852	2,894	1,214,386	2,786,040

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DSRG	DCAP	DGI	DVIV	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$310	7,699	1,704	17,046	21,515	699	3,464	72,175
Asset charges (note 3)	(79)	(950)	(350)	(2,283)	(1,189)	(91)	(109)	(10,431)

Net investment income (loss)	231	6,749	1,354	14,763	20,326	608	3,355	61,744

Realized gain (loss) on investments	4,698	(8,212)	(1,295)	(212,658)	12,690	(287)	(91)	(55,317)
Change in unrealized gain (loss) on investments	(276)	60,735	24,328	232,907	2,232	5,237	2,548	530,828

Net gain (loss) on investments	4,422	52,523	23,033	20,249	14,922	4,950	2,457	475,511

Reinvested capital gains	-	-	-	-	-	-	-	21,811

Net increase (decrease) in contract owners’ equity resulting from operations	$4,653	59,272	24,387	35,012	35,248	5,558	5,812	559,066

Investment Activity:	FCP	FCS	FEIS	FGOP	FGOS	FGP	FGS	FHIS
Reinvested dividends	$1,653	25,575	8,878	28	825	124	1,225	123,087
Asset charges (note 3)	(327)	(5,958)	(1,147)	(29)	(2,135)	(114)	(1,894)	(1,444)

Net investment income (loss)	1,326	19,617	7,731	(1)	(1,310)	10	(669)	121,643

Realized gain (loss) on investments	(1,489)	162,527	81,693	(122)	6,790	(10,833)	(60,624)	18,601
Change in unrealized gain (loss) on investments	21,891	187,908	(17,525)	3,066	182,531	19,067	220,986	(85,915)

Net gain (loss) on investments	20,402	350,435	64,168	2,944	189,321	8,234	160,362	(67,314)

Reinvested capital gains	61	1,061	-	-	-	144	2,438	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,789	371,113	71,899	2,943	188,011	8,388	162,131	54,329

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FIGBS	FMCS	FOP	FOS	FVSS	FTVSV2	TIF2	GVMCE
Reinvested dividends	$2,573	2,930	392	4,073	83	2,490	2,947	14,027
Asset charges (note 3)	(126)	(2,380)	(70)	(877)	(42)	(922)	(417)	(5,395)

Net investment income (loss)	2,447	550	322	3,196	41	1,568	2,530	8,632

Realized gain (loss) on investments	3,804	1,149	(1,245)	77,521	1,569	47,534	13,912	(92,328)
Change in unrealized gain (loss) on investments	(3,746)	243,150	4,885	(39,777)	2,385	53,131	970	576,724

Net gain (loss) on investments	58	244,299	3,640	37,744	3,954	100,665	14,882	484,396

Reinvested capital gains	811	3,223	53	599	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,316	248,072	4,015	41,539	3,995	102,233	17,412	493,028

Investment Activity:	BNCAI	AMTG	AMGP	AMCG	AMTP	AMFAS	OVMS	OVGR
Reinvested dividends	$-	-	258	-	2,548	-	4,210	4,269
Asset charges (note 3)	(874)	(457)	(193)	(2,772)	(1,192)	(16)	(764)	(5,141)

Net investment income (loss)	(874)	(457)	65	(2,772)	1,356	(16)	3,446	(872)

Realized gain (loss) on investments	69,867	(1,206)	18,679	(218,795)	63,074	118	(11,486)	(90,085)
Change in unrealized gain (loss) on investments	10,727	52,820	(2,632)	(30,840)	4,823	1,220	44,729	265,218

Net gain (loss) on investments	80,594	51,614	16,047	(249,635)	67,897	1,338	33,243	175,133

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,720	51,157	16,112	(252,407)	69,253	1,322	36,689	174,261

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVB	OVGS	OVGI	OVAG	PMVAAA	PMVFBA	PMVLDA	PMVRRA
Reinvested dividends	$5,043	31,857	1,249	-	40,921	1,581	17,039	67,638
Asset charges (note 3)	(698)	(4,505)	(288)	(702)	(1,790)	(221)	(2,655)	(11,745)

Net investment income (loss)	4,345	27,352	961	(702)	39,131	1,360	14,384	55,893

Realized gain (loss) on investments	(8,903)	(258,812)	(3,850)	(11,165)	165,770	(19)	31,566	72,361
Change in unrealized gain (loss) on investments	33,849	482,267	20,213	83,998	(4,037)	(21,164)	8,383	183,426

Net gain (loss) on investments	24,946	223,455	16,363	72,833	161,733	(21,183)	39,949	255,787

Reinvested capital gains	-	-	-	-	-	3,449	2,989	42,779

Net increase (decrease) in contract owners’ equity resulting from operations	$29,291	250,807	17,324	72,131	200,864	(16,374)	57,322	354,459

Investment Activity:	PMVTRA	PIHYB1	ROCMC	TREI2	TRMCG2	TRNAG1	VWBF	VWEM
Reinvested dividends	$403,287	1,554	47,701	39,015	-	1,074	17,670	19,139
Asset charges (note 3)	(36,133)	(70)	(5,761)	(5,789)	(3,160)	(1,508)	(1,045)	(6,704)

Net investment income (loss)	367,154	1,484	41,940	33,226	(3,160)	(434)	16,625	12,435

Realized gain (loss) on investments	691,519	3,290	(160,014)	(162,741)	(29,074)	103,425	(4,481)	135,017
Change in unrealized gain (loss) on investments	(272,054)	290	765,800	441,641	261,144	(4,332)	8,058	364,718

Net gain (loss) on investments	419,465	3,580	605,786	278,900	232,070	99,093	3,577	499,735

Reinvested capital gains	487,996	-	-	-	62,365	12,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,274,615	5,064	647,726	312,126	291,275	111,011	20,202	512,170

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRGP	WRRESP	SVDF	SVOF
Reinvested dividends	$791	21	98	-	2,823
Asset charges (note 3)	(1,376)	(8)	(14)	(57)	(902)

Net investment income (loss)	(585)	13	84	(57)	1,921

Realized gain (loss) on investments	34,149	243	158	232	(48,970)
Change in unrealized gain (loss) on investments	243,233	258	1,203	7,370	115,205

Net gain (loss) on investments	277,382	501	1,361	7,602	66,235

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$276,797	514	1,445	7,545	68,156

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVLC2		CVSSE		CSIEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,718,428	2,228,467	3	(15)	(22)	15	(523)	(66)
Realized gain (loss) on investments	(5,302,366)	(24,016,545)	138	(13,011)	3,074	(2,053)	(8,337)	-
Change in unrealized gain (loss) on investments	20,299,570	46,697,670	(55)	10,873	(1,784)	5,853	38,484	5,240
Reinvested capital gains	808,512	2,874,302	-	-	-	583	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,524,144	27,783,894	86	(2,153)	1,268	4,398	29,624	5,174

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	935,548	1,702,445	-	2	-	132	157	-
Transfers between funds	-	-	462	(21,973)	2,013	3,830	(138,605)	481,678
Surrenders (notes 6)	(11,485,735)	(12,628,568)	(535)	(220)	(8,016)	(5,280)	(1,070)	-
Death Benefits (note 4)	(534,288)	(498,711)	-	-	-	-	(6,066)	-
Net policy repayments (loans) (note 4)	(282,868)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,415,692)	(3,495,526)	(14)	(110)	(297)	(282)	(10,876)	-
Adjustments to maintain reserves	102,345	(25,264)	(7)	5	8	8	22	5

Net equity transactions	(14,680,690)	(14,945,624)	(94)	(22,296)	(6,292)	(1,592)	(156,438)	481,683

Net change in contract owners’ equity	2,843,454	12,838,270	(8)	(24,449)	(5,024)	2,806	(126,814)	486,857
Contract owners’ equity beginning of period	179,342,661	166,504,391	447	24,896	12,184	9,378	486,857	-

Contract owners’ equity end of period	$182,186,115	179,342,661	439	447	7,160	12,184	360,043	486,857

CHANGES IN UNITS:
Beginning units	14,543,050	16,007,715	42	2,858	844	870	48,168	-
Units purchased	1,788,681	1,768,927	44	1	77	417	2,395	48,168
Units redeemed	(3,324,196)	(3,233,592)	(48)	(2,817)	(497)	(443)	(18,744)	-

Ending units	13,007,535	14,543,050	38	42	424	844	31,819	48,168

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WSCP		OGGO		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(366)	4,566	(2,683)	(3,006)	4,016	2,801	(26)	(2,116)
Realized gain (loss) on investments	(66,051)	(74,651)	(29,625)	(282,594)	(11,276)	10,009	14,502	109,176
Change in unrealized gain (loss) on investments	97,370	188,972	281,255	731,524	(4,735)	4,176	(1,694)	38,846
Reinvested capital gains	-	-	-	-	-	3,338	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,953	118,887	248,947	445,924	(11,995)	20,324	12,782	145,906

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39	110	-	-	-	17	597	(4,853)
Transfers between funds	(308,554)	30,234	(502,165)	(126,806)	11,165	78,468	28,383	(11,554)
Surrenders (notes 6)	(5,872)	-	(115,837)	-	(42,161)	(53,666)	(20,740)	(11,000)
Death Benefits (note 4)	(140)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(14,412)	(23,884)	(11,735)	(15,378)	(3,622)	(3,284)	(7,044)	(12,322)
Adjustments to maintain reserves	(6)	1	6,224	19	13	28	18	3

Net equity transactions	(328,945)	6,461	(623,513)	(142,165)	(34,605)	21,563	1,214	(39,726)

Net change in contract owners’ equity	(297,992)	125,348	(374,566)	303,759	(46,600)	41,887	13,996	106,180
Contract owners’ equity beginning of period	601,785	476,437	1,389,635	1,085,876	98,822	56,935	201,837	95,657

Contract owners’ equity end of period	$303,793	601,785	1,015,069	1,389,635	52,222	98,822	215,833	201,837

CHANGES IN UNITS:
Beginning units	75,682	74,511	82,943	92,476	5,886	4,248	19,750	13,634
Units purchased	-	4,870	206	49	-	5,228	2,761	369
Units redeemed	(42,219)	(3,699)	(34,803)	(9,582)	(3,002)	(3,590)	(2,627)	5,747

Ending units	33,463	75,682	48,346	82,943	2,884	5,886	19,884	19,750

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS		JAIGS		LZREMS		LOVMCV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,488)	(2,254)	7,305	3,195	(1,008)	-	(116)	198
Realized gain (loss) on investments	439,415	(91,631)	182,590	139,480	383,767	-	43,716	(5,274)
Change in unrealized gain (loss) on investments	(104,930)	441,935	459,273	969,257	-	-	(23,595)	45,153
Reinvested capital gains	-	-	-	54,968	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	331,997	348,050	649,168	1,166,900	382,759	-	20,005	40,077

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(18,051)	3,328	901	75,650	-	-	-	163
Transfers between funds	(344,457)	1,138,645	(477,536)	466,651	(378,941)	-	(47,139)	95,082
Surrenders (notes 6)	(85,287)	(71,951)	(60,523)	(11,011)	-	-	(38,623)	(56,771)
Death Benefits (note 4)	-	(661)	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	(59,142)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,197)	(11,386)	(49,222)	(42,425)	(3,821)	-	(2,884)	(2,435)
Adjustments to maintain reserves	19,815	7	99	1	3	-	7	4

Net equity transactions	(440,177)	1,057,982	(645,423)	488,866	(382,759)	-	(88,639)	36,043

Net change in contract owners’ equity	(108,180)	1,406,032	3,745	1,655,766	-	-	(68,634)	76,120
Contract owners’ equity beginning of period	1,776,942	370,910	2,990,780	1,335,014	-	-	105,227	29,107

Contract owners’ equity end of period	$1,668,762	1,776,942	2,994,525	2,990,780	-	-	36,593	105,227

CHANGES IN UNITS:
Beginning units	394,308	128,813	192,694	153,642	-	-	10,880	3,801
Units purchased	2,505	287,104	1,527	43,509	-	-	91	14,264
Units redeemed	(98,387)	(21,609)	(39,507)	(4,457)	-	-	(7,947)	(7,185)

Ending units	298,426	394,308	154,714	192,694	-	-	3,024	10,880

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVRISC		MVFSC		MVIVSC		MSEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$948	5,068	826	(38)	16,049	(330)	1,146	1,664
Realized gain (loss) on investments	(566)	(50,213)	58	(7)	190	(221)	1,760	(30,061)
Change in unrealized gain (loss) on investments	8,180	160,392	7,331	1,468	163,751	(20,709)	(337)	33,329
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,562	115,247	8,215	1,423	179,990	(21,260)	2,569	4,932

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(45,944)	-	-	(49)
Transfers between funds	-	(371,484)	-	77,000	500,376	1,590,045	12,718	(99,421)
Surrenders (notes 6)	-	-	-	-	(170,058)	-	(7,518)	(1,760)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,335)	(15,177)	(3,029)	(481)	(17,779)	(1,407)	(1,203)	(1,076)
Adjustments to maintain reserves	7	2	8	(1)	46,947	(4)	3	-

Net equity transactions	(3,328)	(386,659)	(3,021)	76,518	313,542	1,588,634	4,000	(102,306)

Net change in contract owners’ equity	5,234	(271,412)	5,194	77,941	493,532	1,567,374	6,569	(97,374)
Contract owners’ equity beginning of period	88,055	359,467	77,941	-	1,567,374	-	23,594	120,968

Contract owners’ equity end of period	$93,289	88,055	83,135	77,941	2,060,906	1,567,374	30,163	23,594

CHANGES IN UNITS:
Beginning units	11,163	59,353	9,681	-	119,114	-	1,001	6,666
Units purchased	-	-	-	9,743	26,613	119,220	510	124
Units redeemed	(431)	(48,190)	(373)	(62)	(1,387)	(106)	(342)	(5,789)

Ending units	10,732	11,163	9,308	9,681	144,340	119,114	1,169	1,001

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSVMG		MSVRE		HIBF		GEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(182)	(250)	13,761	19,103	137,331	177,499	(1,954)	8,239
Realized gain (loss) on investments	17,466	(102,437)	168,259	(344,626)	(8,309)	(351,998)	(11,498)	(50,751)
Change in unrealized gain (loss) on investments	3,861	153,546	117,847	549,058	69,901	944,789	172,343	436,186
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,145	50,859	299,867	223,535	198,923	770,290	158,891	393,674

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83	6	27,752	36,866	61,967	168,770	-	198,157
Transfers between funds	(16,631)	(114,073)	(691,389)	595,729	41,679	(22,565)	15,793	(195,963)
Surrenders (notes 6)	(8,296)	(2,640)	(9,265)	(237,997)	(77,820)	(999,049)	(814)	(1,760)
Death Benefits (note 4)	-	(335)	(13,417)	(38)	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	(39,452)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,574)	(1,495)	(47,074)	(39,438)	(28,622)	(48,636)	(21,941)	(28,352)
Adjustments to maintain reserves	(84)	-	101	4	(6)	20	10	(50)

Net equity transactions	(26,502)	(118,537)	(733,292)	355,126	(42,254)	(901,460)	(6,952)	(27,968)

Net change in contract owners’ equity	(5,357)	(67,678)	(433,425)	578,661	156,669	(131,170)	151,939	365,706
Contract owners’ equity beginning of period	74,428	142,106	1,289,066	710,405	1,560,165	1,691,335	1,006,393	640,687

Contract owners’ equity end of period	$69,071	74,428	855,641	1,289,066	1,716,834	1,560,165	1,158,332	1,006,393

CHANGES IN UNITS:
Beginning units	7,909	23,748	57,931	40,876	94,725	149,549	40,474	41,975
Units purchased	411	554	1,965	34,781	5,831	12,601	728	674
Units redeemed	(2,759)	(16,393)	(30,234)	(17,726)	(8,206)	(67,425)	(1,003)	(2,175)

Ending units	5,561	7,909	29,662	57,931	92,350	94,725	40,199	40,474

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GIG		GEF		TRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$138	226	388	1,024	1,136	1,358	1,429	4,678
Realized gain (loss) on investments	2,337	(55,444)	10,624	(128,981)	(15,458)	(202,788)	(3,173)	(473,524)
Change in unrealized gain (loss) on investments	(2,967)	5,543	(3,056)	146,729	32,333	238,213	27,337	533,947
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(492)	(49,675)	7,956	18,772	18,011	36,783	25,593	65,101

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	6,528	131	(299)	329	(315)	10,550	14,744
Transfers between funds	(15,661)	53,409	(22,400)	(141,159)	(31,012)	(81,503)	(30,855)	(450,062)
Surrenders (notes 6)	-	(3,960)	(3,195)	(5,500)	(1,070)	-	(1,339)	(220)
Death Benefits (note 4)	-	-	-	(357)	(7,547)	(358)	(127)	(264)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(202)	(2,503)	(1,387)	(1,891)	(8,079)	(9,423)	(4,087)	(8,514)
Adjustments to maintain reserves	(4)	29	(145)	8	(27)	10	(7)	11

Net equity transactions	(15,867)	53,503	(26,996)	(149,198)	(47,406)	(91,589)	(25,865)	(444,305)

Net change in contract owners’ equity	(16,359)	3,828	(19,040)	(130,426)	(29,395)	(54,806)	(272)	(379,204)
Contract owners’ equity beginning of period	16,359	12,531	79,132	209,558	189,353	244,159	198,934	578,138

Contract owners’ equity end of period	$-	16,359	60,092	79,132	159,958	189,353	198,662	198,934

CHANGES IN UNITS:
Beginning units	933	770	6,777	23,223	14,555	23,402	19,379	70,839
Units purchased	189	846	297	454	152	13	1,874	1,792
Units redeemed	(1,122)	(683)	(2,520)	(16,900)	(3,648)	(8,860)	(4,152)	(53,252)

Ending units	-	933	4,554	6,777	11,059	14,555	17,101	19,379

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGF1		GBF		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$107	263	115,547	122,435	123	178	149	104
Realized gain (loss) on investments	5,893	(12,657)	21,032	97,834	3,566	(35,378)	9,757	(17,983)
Change in unrealized gain (loss) on investments	(4,912)	22,015	(96,681)	(200,504)	2,763	50,075	(8,957)	31,206
Reinvested capital gains	-	-	153,539	62,048	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,088	9,621	193,437	81,813	6,452	14,875	949	13,327

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	704	418,068	246,431	11	(49)	-	(1,523)
Transfers between funds	(33,796)	3,302	(336,311)	(209,011)	(5,960)	(56,134)	(92,515)	(45,578)
Surrenders (notes 6)	-	(5,720)	(151,169)	(815,543)	(805)	(220)	-	(12,760)
Death Benefits (note 4)	-	-	(43,388)	(980)	(79)	(112)	-	(143)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(440)	(1,033)	(217,932)	(249,474)	(1,155)	(1,402)	(750)	(2,945)
Adjustments to maintain reserves	(3)	5	(57)	44	(7)	5	(4)	11

Net equity transactions	(34,239)	(2,742)	(330,789)	(1,028,533)	(7,995)	(57,912)	(93,269)	(62,938)

Net change in contract owners’ equity	(33,151)	6,879	(137,352)	(946,720)	(1,543)	(43,037)	(92,320)	(49,611)
Contract owners’ equity beginning of period	33,151	26,272	4,225,082	5,171,802	36,781	79,818	92,320	141,931

Contract owners’ equity end of period	$-	33,151	4,087,730	4,225,082	35,238	36,781	-	92,320

CHANGES IN UNITS:
Beginning units	2,433	2,534	233,432	292,686	5,417	15,651	6,814	12,452
Units purchased	378	470	22,783	14,682	138	63	-	9
Units redeemed	(2,811)	(571)	(40,127)	(73,936)	(1,192)	(10,297)	(6,814)	(5,647)

Ending units	-	2,433	216,088	233,432	4,363	5,417	-	6,814

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIX2		GVIDA		GVIDC		GVIDM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$75,848	95,791	72	28	113	69	9,501	8,042
Realized gain (loss) on investments	(1,135,726)	(295,916)	1,289	(735)	(2)	(225)	5,368	(120,979)
Change in unrealized gain (loss) on investments	1,701,181	1,248,997	(535)	1,669	187	506	38,037	217,573
Reinvested capital gains	-	-	-	167	15	23	-	16,337

Net increase (decrease) in contract owners’ equity resulting from operations	641,303	1,048,872	826	1,129	313	373	52,906	120,973

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	496	217	-	10	-	-	590	(1,149)
Transfers between funds	(5,174,800)	(139,033)	3,718	1,097	1,016	(87)	(92,787)	146,310
Surrenders (notes 6)	1	(1,816)	(3,217)	(880)	-	-	(56,894)	(24,419)
Death Benefits (note 4)	(29,460)	-	-	-	-	-	(21,115)	(6,421)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(35,571)	(28,204)	(158)	(96)	(245)	(199)	(34,520)	(31,394)
Adjustments to maintain reserves	(402)	11	(4)	19	2	7	38	(3,866)

Net equity transactions	(5,239,736)	(168,825)	339	150	773	(279)	(204,688)	79,061

Net change in contract owners’ equity	(4,598,433)	880,047	1,165	1,279	1,086	94	(151,782)	200,034
Contract owners’ equity beginning of period	4,598,433	3,718,386	3,389	2,110	4,456	4,362	664,249	464,215

Contract owners’ equity end of period	$-	4,598,433	4,554	3,389	5,542	4,456	512,467	664,249

CHANGES IN UNITS:
Beginning units	623,586	647,080	257	203	338	360	49,707	41,282
Units purchased	57,703	7,691	272	141	78	-	-	23,506
Units redeemed	(681,289)	(31,185)	(227)	(87)	(18)	(22)	(15,045)	(15,081)

Ending units	-	623,586	302	257	398	338	34,662	49,707

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMA		GVDMC		GVUS1		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$794	802	115	78	5	25	55,414	33,446
Realized gain (loss) on investments	12,244	(56,223)	775	(501)	2,683	(3,628)	(319,541)	(570,947)
Change in unrealized gain (loss) on investments	(6,244)	58,639	(387)	1,144	(2,218)	5,779	1,475,951	1,900,123
Reinvested capital gains	-	1,395	-	72	-	-	6,016	134,152

Net increase (decrease) in contract owners’ equity resulting from operations	6,794	4,613	503	793	470	2,176	1,217,840	1,496,774

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	9	-	-	-	-	4,710	10,027
Transfers between funds	37,825	(63,361)	4,454	1,483	(7,786)	932	(47,769)	(205,156)
Surrenders (notes 6)	(39,982)	(14,300)	(3,990)	(1,320)	-	(220)	(20,292)	(149,320)
Death Benefits (note 4)	-	-	-	-	-	-	(34,646)	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,420)	(1,597)	(207)	(164)	(119)	(232)	(42,806)	(35,499)
Adjustments to maintain reserves	6	8	(3)	14	-	5	(233)	22

Net equity transactions	(3,571)	(79,241)	254	13	(7,905)	485	(141,036)	(379,926)

Net change in contract owners’ equity	3,223	(74,628)	757	806	(7,435)	2,661	1,076,804	1,116,848
Contract owners’ equity beginning of period	38,083	112,711	4,947	4,141	7,435	4,774	4,947,537	3,830,689

Contract owners’ equity end of period	$41,306	38,083	5,704	4,947	-	7,435	6,024,341	4,947,537

CHANGES IN UNITS:
Beginning units	2,835	10,411	368	352	629	539	320,194	337,412
Units purchased	2,670	2	315	134	144	134	-	7,370
Units redeemed	(2,773)	(7,578)	(291)	(118)	(773)	(44)	(9,482)	(24,588)

Ending units	2,732	2,835	392	368	-	629	310,712	320,194

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		SAM5		NVMLG1		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(827)	(700)	(133,433)	(106,565)	(169)	-	162	-
Realized gain (loss) on investments	-	-	-	-	(2,004)	-	444	-
Change in unrealized gain (loss) on investments	-	-	-	-	11,761	-	917	-
Reinvested capital gains	-	-	-	-	5,190	-	1,621	-

Net increase (decrease) in contract owners’ equity resulting from operations	(827)	(700)	(133,433)	(106,565)	14,778	-	3,144	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	17,409	79,224	53	-	-	-
Transfers between funds	-	1,853	(1,911,656)	3,640,511	165,476	-	69,196	-
Surrenders (notes 6)	-	-	(1,731,860)	(4,899,292)	(27,930)	-	(23,278)	-
Death Benefits (note 4)	-	-	(52,467)	(367,411)	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,669)	(6,042)	(802,660)	(799,110)	(2,080)	-	(1,332)	-
Adjustments to maintain reserves	(1)	(1,852)	(175)	62,702	(52)	-	6	-

Net equity transactions	(5,670)	(6,041)	(4,481,409)	(2,283,376)	135,467	-	44,592	-

Net change in contract owners’ equity	(6,497)	(6,741)	(4,614,842)	(2,389,941)	150,245	-	47,736	-
Contract owners’ equity beginning of period	334,231	340,972	57,050,435	59,440,376	-	-	-	-

Contract owners’ equity end of period	$327,734	334,231	52,435,593	57,050,435	150,245	-	47,736	-

CHANGES IN UNITS:
Beginning units	24,495	24,937	4,949,229	5,146,690	-	-	-	-
Units purchased	-	-	87,027	434,696	19,056	-	7,472	-
Units redeemed	(416)	(442)	(475,520)	(632,157)	(3,203)	-	(2,925)	-

Ending units	24,079	24,495	4,560,736	4,949,229	15,853	-	4,547	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMG1		SCGF		SCVF		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(51)	(37)	(550)	(556)	10,698	6,415	695	405
Realized gain (loss) on investments	1,357	1,237	(11,080)	(90,033)	(273,562)	(1,157,085)	7,034	(1,426,170)
Change in unrealized gain (loss) on investments	3,838	3,664	64,399	138,143	1,036,974	1,624,947	486,754	2,004,256
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,144	4,864	52,769	47,554	774,110	474,277	494,483	578,491

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	657	1,028	39	1,133	107	3,147	4,166	12,800
Transfers between funds	(1,640)	14,697	(6,320)	(71,571)	(181,465)	70,468	37,667	(202,495)
Surrenders (notes 6)	-	-	(20,497)	(14,431)	(40,868)	(32,034)	(228,776)	(569,383)
Death Benefits (note 4)	(114)	-	-	(231)	(1,711)	-	(16,498)	(9,181)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(688)	(557)	(6,395)	(6,205)	(112,069)	(126,518)	(93,718)	(95,833)
Adjustments to maintain reserves	(1)	1	(37)	4	327	(1)	(283)	(11,214)

Net equity transactions	(1,786)	15,169	(33,210)	(91,301)	(335,679)	(84,938)	(297,442)	(875,306)

Net change in contract owners’ equity	3,358	20,033	19,559	(43,747)	438,431	389,339	197,041	(296,815)
Contract owners’ equity beginning of period	20,033	-	225,600	269,347	3,209,642	2,820,303	2,142,964	2,439,779

Contract owners’ equity end of period	$23,391	20,033	245,159	225,600	3,648,073	3,209,642	2,340,005	2,142,964

CHANGES IN UNITS:
Beginning units	2,520	-	17,800	27,020	163,056	180,386	111,836	171,083
Units purchased	253	3,347	141	145	408	1,756	7,194	1,227
Units redeemed	(447)	(827)	(2,483)	(9,365)	(16,713)	(19,086)	(21,334)	(60,474)

Ending units	2,326	2,520	15,458	17,800	146,751	163,056	97,696	111,836

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSBF		GGTC		GVUG1		EIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$41,727	63,547	(62)	(283)	(11)	(27)	686	514
Realized gain (loss) on investments	22,027	(99,122)	29,313	(155,752)	3,706	(3,617)	2,788	(24,157)
Change in unrealized gain (loss) on investments	10,272	170,594	(26,478)	199,787	(2,827)	7,382	5,221	37,505
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	74,026	135,019	2,773	43,752	868	3,738	8,695	13,862

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(42)	251	-	(426)	-	-	152	(93)
Transfers between funds	11,077	52,487	(112,736)	(105,522)	(12,591)	(45,908)	2,607	(13,124)
Surrenders (notes 6)	(172,088)	(9,858)	-	-	(1)	(220)	(4,023)	(1,540)
Death Benefits (note 4)	-	(8,734)	-	(440)	-	-	(2,943)	(39)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(35,750)	(30,407)	(418)	(1,415)	(193)	(559)	(3,261)	(2,738)
Adjustments to maintain reserves	(242)	(8,623)	-	(2)	(4)	12	-	6

Net equity transactions	(197,045)	(4,884)	(113,154)	(107,805)	(12,789)	(46,675)	(7,468)	(17,528)

Net change in contract owners’ equity	(123,019)	130,135	(110,381)	(64,053)	(11,921)	(42,937)	1,227	(3,666)
Contract owners’ equity beginning of period	807,934	677,799	110,381	174,434	11,921	54,858	55,788	59,454

Contract owners’ equity end of period	$684,915	807,934	-	110,381	-	11,921	57,015	55,788

CHANGES IN UNITS:
Beginning units	50,310	52,365	33,965	81,631	855	4,939	5,260	7,188
Units purchased	219	1,945	862	-	223	48	323	-
Units redeemed	(11,866)	(4,000)	(34,827)	(47,666)	(1,078)	(4,132)	(928)	(1,928)

Ending units	38,663	50,310	-	33,965	-	855	4,655	5,260

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		AVBVI		AVCDI		AVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,756	6,841	(714)	12,939	(9)	(5)	700	363
Realized gain (loss) on investments	(514)	(6,138)	136,660	(828)	(88)	(757)	2,011	(731)
Change in unrealized gain (loss) on investments	454	10,629	(31,810)	34,709	759	1,560	2,414	2,842
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,696	11,332	104,136	46,820	662	798	5,125	2,474

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	13	-	-	(59)	-
Transfers between funds	(976)	(6,498)	(1,059,409)	921,706	1,046	173	18,802	23,480
Surrenders (notes 6)	-	-	(537)	(220)	-	-	(5,520)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,261)	(4,643)	(3,784)	(2,576)	(147)	(90)	(1,682)	(332)
Adjustments to maintain reserves	1	9	7	20	(1)	(5)	6	9

Net equity transactions	(5,236)	(11,132)	(1,063,723)	918,943	898	78	11,547	23,157

Net change in contract owners’ equity	(540)	200	(959,587)	965,763	1,560	876	16,672	25,631
Contract owners’ equity beginning of period	94,668	94,468	969,459	3,696	2,350	1,474	29,671	4,040

Contract owners’ equity end of period	$94,128	94,668	9,872	969,459	3,910	2,350	46,343	29,671

CHANGES IN UNITS:
Beginning units	7,568	8,537	77,826	438	146	130	1,802	331
Units purchased	-	-	123	77,634	68	23	1,123	1,495
Units redeemed	(403)	(969)	(77,209)	(246)	(9)	(7)	(425)	(24)

Ending units	7,165	7,568	740	77,826	205	146	2,500	1,802

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIA		ALVIVA		ACVB		ACVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70)	966	58,392	52,706	4,072	12,328	(959)	2,321
Realized gain (loss) on investments	695	(24,104)	(1,872,276)	(2,799,847)	(1,038)	(20,618)	4,824	(10,747)
Change in unrealized gain (loss) on investments	2,951	25,445	1,479,710	4,645,879	23,804	38,218	102,698	116,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,576	2,307	(334,174)	1,898,738	26,838	29,928	106,563	108,190

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66	(147)	86,563	119,231	-	-	-	-
Transfers between funds	2,478	(28,319)	(4,227,780)	(2,340,958)	(124)	7,205	(17,864)	(21,163)
Surrenders (notes 6)	(535)	(220)	-	(11,048)	-	-	-	-
Death Benefits (note 4)	-	-	(29,330)	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,127)	(2,161)	(45,136)	(65,938)	(10,940)	(10,708)	(16,872)	(16,383)
Adjustments to maintain reserves	(2)	11	(891)	8	10	9	40	1

Net equity transactions	(120)	(30,836)	(4,216,574)	(2,298,705)	(11,054)	(3,494)	(34,696)	(37,545)

Net change in contract owners’ equity	3,456	(28,529)	(4,550,748)	(399,967)	15,784	26,434	71,867	70,645
Contract owners’ equity beginning of period	26,488	55,017	5,519,244	5,919,211	244,137	217,703	378,193	307,548

Contract owners’ equity end of period	$29,944	26,488	968,496	5,519,244	259,921	244,137	450,060	378,193

CHANGES IN UNITS:
Beginning units	1,964	4,917	734,796	1,059,468	19,328	19,854	21,242	23,619
Units purchased	196	56	80,852	19,746	-	438	-	-
Units redeemed	(192)	(3,009)	(691,871)	(344,418)	(849)	(964)	(1,940)	(2,377)

Ending units	1,968	1,964	123,777	734,796	18,479	19,328	19,302	21,242

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG		ACVI		ACVU1		ACVV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,378	17,304	31,660	28,359	438	219	17,357	47,849
Realized gain (loss) on investments	(16,192)	(111,911)	(152,833)	(214,243)	29,672	(69,987)	(14,247)	(222,337)
Change in unrealized gain (loss) on investments	71,222	147,360	288,789	589,951	(16,410)	118,929	110,683	361,947
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,408	52,753	167,616	404,067	13,700	49,161	113,793	187,459

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,134	4,615	2,408	632	-	52	290	2,352
Transfers between funds	(19,420)	(1,752)	(343,289)	(137,511)	(89,206)	(43,779)	(901)	288,995
Surrenders (notes 6)	(7,235)	(81,482)	(11,192)	(202,462)	(25,588)	(80,531)	(115,089)	(71,672)
Death Benefits (note 4)	(1,396)	-	(8,275)	(559)	-	-	(6,808)	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,840)	(8,661)	(46,596)	(48,004)	(3,903)	(4,520)	(31,144)	(28,716)
Adjustments to maintain reserves	9	19	(27)	28	7	16	(665)	5

Net equity transactions	(35,748)	(87,261)	(406,971)	(387,876)	(118,690)	(128,762)	(154,317)	190,964

Net change in contract owners’ equity	24,660	(34,508)	(239,355)	16,191	(104,990)	(79,601)	(40,524)	378,423
Contract owners’ equity beginning of period	434,219	468,727	1,540,281	1,524,090	141,827	221,428	926,065	547,642

Contract owners’ equity end of period	$458,879	434,219	1,300,926	1,540,281	36,837	141,827	885,541	926,065

CHANGES IN UNITS:
Beginning units	37,991	48,311	119,188	157,362	13,825	28,954	57,418	40,598
Units purchased	208	518	2,714	87	517	240	356	35,859
Units redeemed	(2,938)	(10,838)	(32,824)	(38,261)	(11,241)	(15,369)	(9,245)	(19,039)

Ending units	35,261	37,991	89,078	119,188	3,101	13,825	48,529	57,418

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		DVMCS		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(106)	(78)	67	439	19,901	90,485	335,795	293,887
Realized gain (loss) on investments	(1,085)	(9,797)	3,092	9,204	(1,341,289)	(802,452)	(1,948,576)	(2,240,109)
Change in unrealized gain (loss) on investments	11,043	17,235	(265)	4,055	2,535,774	1,028,026	4,398,821	4,761,978
Reinvested capital gains	-	-	-	-	-	669,244	-	1,001,574

Net increase (decrease) in contract owners’ equity resulting from operations	9,852	7,360	2,894	13,698	1,214,386	985,303	2,786,040	3,817,330

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	66	-	(1)	4,293	(376)	142,933	287,785
Transfers between funds	8,871	1,274	(39,456)	(8,711)	(34,061)	24,517	11,421,092	(1,863,454)
Surrenders (notes 6)	(2,133)	(1,320)	(805)	(220)	(3,357)	(15,766)	(1,874,213)	(590,643)
Death Benefits (note 4)	-	-	-	-	(33,822)	(1,522)	(73,850)	(7,991)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	(143,746)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,793)	(1,397)	(798)	(593)	(39,668)	(31,625)	(321,755)	(306,675)
Adjustments to maintain reserves	8	14	-	21	(353)	(1,479)	(2,360)	(7,467)

Net equity transactions	4,953	(1,363)	(41,059)	(9,504)	(106,968)	(26,251)	9,148,101	(2,488,445)

Net change in contract owners’ equity	14,805	5,997	(38,165)	4,194	1,107,418	959,052	11,934,141	1,328,885
Contract owners’ equity beginning of period	34,673	28,676	56,330	52,136	4,880,283	3,921,231	17,533,868	16,204,983

Contract owners’ equity end of period	$49,478	34,673	18,165	56,330	5,987,701	4,880,283	29,468,009	17,533,868

CHANGES IN UNITS:
Beginning units	3,192	3,225	3,955	4,948	365,217	366,200	1,631,128	1,888,098
Units purchased	811	182	425	48	-	27,570	1,034,248	85,609
Units redeemed	(317)	(215)	(3,374)	(1,041)	(8,388)	(28,553)	(210,326)	(342,579)

Ending units	3,686	3,192	1,006	3,955	356,829	365,217	2,455,050	1,631,128

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRG		DCAP		DGI		DVIV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$231	817	6,749	8,653	1,354	1,338	14,763	37,789
Realized gain (loss) on investments	4,698	(15,498)	(8,212)	(284,767)	(1,295)	(18,165)	(212,658)	(257,158)
Change in unrealized gain (loss) on investments	(276)	32,812	60,735	309,269	24,328	45,660	232,907	486,381
Reinvested capital gains	-	-	-	28,264	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,653	18,131	59,272	61,419	24,387	28,833	35,012	267,012

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5	(471)	730	1,486	-	-	(57)	(2,504)
Transfers between funds	2,786	(20,481)	76,746	137,578	1,309	3,659	58,989	(143,959)
Surrenders (notes 6)	(13,564)	(31,680)	(38,390)	(512,334)	-	-	(175,179)	(2,665)
Death Benefits (note 4)	-	(114)	-	-	-	-	-	(7,878)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(728)	(1,139)	(11,134)	(12,791)	(6,167)	(5,575)	(38,954)	(39,428)
Adjustments to maintain reserves	4	5	15	1	17	(3)	1,121	(9,054)

Net equity transactions	(11,497)	(53,880)	27,967	(386,060)	(4,841)	(1,919)	(154,080)	(205,488)

Net change in contract owners’ equity	(6,844)	(35,749)	87,239	(324,641)	19,546	26,914	(119,068)	61,524
Contract owners’ equity beginning of period	33,990	69,739	350,753	675,394	136,834	109,920	1,006,260	944,736

Contract owners’ equity end of period	$27,146	33,990	437,992	350,753	156,380	136,834	887,192	1,006,260

CHANGES IN UNITS:
Beginning units	3,436	9,406	27,287	64,235	14,547	15,012	56,561	69,377
Units purchased	237	11	5,802	13,337	142	269	3,526	-
Units redeemed	(1,277)	(5,981)	(3,459)	(50,285)	(637)	(734)	(12,226)	(12,816)

Ending units	2,396	3,436	29,630	27,287	14,052	14,547	47,861	56,561

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVSHEB		FQB		FEIP		FHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	5,473	20,326	33,502	608	531	3,355	2,308
Realized gain (loss) on investments	-	(93,486)	12,690	(198,795)	(287)	(7,213)	(91)	(1,827)
Change in unrealized gain (loss) on investments	-	117,780	2,232	78,554	5,237	14,558	2,548	9,266
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	29,767	35,248	(86,739)	5,558	7,876	5,812	9,747

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,582	1,788	-	-	-	-
Transfers between funds	-	(13,348)	159,191	225,851	6,916	(551)	9,217	5,907
Surrenders (notes 6)	-	(146,009)	(100,761)	(222,602)	-	-	-	-
Death Benefits (note 4)	-	-	(2,490)	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(3,594)	(14,813)	(37,227)	(1,584)	(1,103)	(1,904)	(1,225)
Adjustments to maintain reserves	-	(2)	(8)	25	8	3	-	5

Net equity transactions	-	(162,953)	42,701	(32,165)	5,340	(1,651)	7,313	4,687

Net change in contract owners’ equity	-	(133,186)	77,949	(118,904)	10,898	6,225	13,125	14,434
Contract owners’ equity beginning of period	-	133,186	423,633	542,537	30,499	24,274	33,436	19,002

Contract owners’ equity end of period	$-	-	501,582	423,633	41,397	30,499	46,561	33,436

CHANGES IN UNITS:
Beginning units	-	22,579	25,113	38,637	2,785	2,879	2,115	1,726
Units purchased	-	37	8,915	2,209	648	-	593	481
Units redeemed	-	(22,616)	(6,556)	(15,733)	(142)	(94)	(114)	(92)

Ending units	-	-	27,472	25,113	3,291	2,785	2,594	2,115

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMP		FCP		FCS		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$61,744	74,116	1,326	1,092	19,617	23,885	7,731	9,412
Realized gain (loss) on investments	(55,317)	(401,956)	(1,489)	(12,988)	162,527	(1,763,406)	81,693	(918,085)
Change in unrealized gain (loss) on investments	530,828	1,293,422	21,891	43,074	187,908	2,379,087	(17,525)	1,056,295
Reinvested capital gains	21,811	5,847	61	27	1,061	636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	559,066	971,429	21,789	31,205	371,113	640,202	71,899	147,622

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	104,109	223,119	1,045	4,844
Transfers between funds	202,406	(295,666)	18,442	1,914	(147,043)	(490,496)	30,015	(498,429)
Surrenders (notes 6)	-	-	-	-	(4,541)	(470,873)	(134,581)	(362,715)
Death Benefits (note 4)	-	-	-	-	(24,831)	(1,894)	(2,241)	(1,589)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(151,387)	(176,903)	(5,718)	(4,190)	(63,563)	(71,910)	(10,019)	(13,032)
Adjustments to maintain reserves	258	5	19	4	(207)	22	(141)	2

Net equity transactions	51,277	(472,564)	12,743	(2,272)	(136,076)	(812,032)	(115,922)	(870,919)

Net change in contract owners’ equity	610,343	498,865	34,532	28,933	235,037	(171,830)	(44,023)	(723,297)
Contract owners’ equity beginning of period	3,885,433	3,386,568	111,660	82,727	2,312,339	2,484,169	460,187	1,183,484

Contract owners’ equity end of period	$4,495,776	3,885,433	146,192	111,660	2,547,376	2,312,339	416,164	460,187

CHANGES IN UNITS:
Beginning units	302,181	339,211	7,816	7,839	128,999	187,543	37,804	126,104
Units purchased	16,102	-	1,327	341	9,579	11,114	2,739	710
Units redeemed	(11,517)	(37,030)	(391)	(364)	(16,921)	(69,658)	(10,763)	(89,010)

Ending units	306,766	302,181	8,752	7,816	121,657	128,999	29,780	37,804

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGOP		FGOS		FGP		FGS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1)	16	(1,310)	960	10	137	(669)	172
Realized gain (loss) on investments	(122)	(3,596)	6,790	(16,723)	(10,833)	(2,992)	(60,624)	(357,641)
Change in unrealized gain (loss) on investments	3,066	6,307	182,531	289,174	19,067	19,826	220,986	574,030
Reinvested capital gains	-	-	-	-	144	58	2,438	668

Net increase (decrease) in contract owners’ equity resulting from operations	2,943	2,727	188,011	273,411	8,388	17,029	162,131	217,229

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	6,849	(3)	-	-	210	(2,520)
Transfers between funds	4,119	(1,269)	24,389	8,456	9,328	(423)	(95,623)	(260,481)
Surrenders (notes 6)	-	-	(45,590)	(6,795)	(572)	-	(55,391)	(109,001)
Death Benefits (note 4)	-	-	(9,155)	(38)	-	-	(3,431)	-
Net policy repayments (loans) (note 4)	-	-	-	-	(40,528)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(504)	(330)	(49,558)	(48,065)	(3,203)	(2,826)	(26,735)	(38,972)
Adjustments to maintain reserves	9	-	64	6	5	-	39	5

Net equity transactions	3,624	(1,599)	(73,001)	(46,439)	(34,970)	(3,249)	(180,931)	(410,969)

Net change in contract owners’ equity	6,567	1,128	115,010	226,972	(26,582)	13,780	(18,800)	(193,740)
Contract owners’ equity beginning of period	8,406	7,278	846,346	619,374	76,627	62,847	770,824	964,564

Contract owners’ equity end of period	$14,973	8,406	961,356	846,346	50,045	76,627	752,024	770,824

CHANGES IN UNITS:
Beginning units	959	1,208	104,534	111,197	9,771	10,255	70,622	112,965
Units purchased	479	-	3,541	1,828	1,195	-	4	30
Units redeemed	(54)	(249)	(11,809)	(8,491)	(5,814)	(484)	(14,929)	(42,373)

Ending units	1,384	959	96,266	104,534	5,152	9,771	55,697	70,622

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIS		FIGBS		FMCS		FOP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$121,643	18,059	2,447	4,905	550	2,528	322	384
Realized gain (loss) on investments	18,601	(26,223)	3,804	(1,259)	1,149	(61,125)	(1,245)	(3,837)
Change in unrealized gain (loss) on investments	(85,915)	63,110	(3,746)	5,136	243,150	305,526	4,885	8,471
Reinvested capital gains	-	-	811	215	3,223	3,775	53	55

Net increase (decrease) in contract owners’ equity resulting from operations	54,329	54,946	3,316	8,997	248,072	250,704	4,015	5,073

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1,856)	4,253	-	97	54,627	70,450	-	-
Transfers between funds	1,386,634	85,370	22,521	(2,263)	146,194	97,644	4,823	580
Surrenders (notes 6)	(47,015)	(142,715)	(35,461)	(22,451)	(57,359)	(19,287)	-	-
Death Benefits (note 4)	(14,889)	(176)	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(18,819)	(3,295)	(1,519)	(1,662)	(23,927)	(20,288)	(1,219)	(847)
Adjustments to maintain reserves	2,252	7	2	4	11	21	7	(3)

Net equity transactions	1,306,307	(56,556)	(14,457)	(26,275)	119,546	128,540	3,611	(270)

Net change in contract owners’ equity	1,360,636	(1,610)	(11,141)	(17,278)	367,618	379,244	7,626	4,803
Contract owners’ equity beginning of period	260,927	262,537	50,114	67,392	837,616	458,372	22,722	17,919

Contract owners’ equity end of period	$1,621,563	260,927	38,973	50,114	1,205,234	837,616	30,348	22,722

CHANGES IN UNITS:
Beginning units	22,244	32,098	4,113	6,382	63,431	48,480	1,927	1,918
Units purchased	105,811	6,375	1,704	8	12,963	24,981	459	96
Units redeemed	(6,263)	(16,229)	(2,839)	(2,277)	(5,301)	(10,030)	(105)	(87)

Ending units	121,792	22,244	2,978	4,113	71,093	63,431	2,281	1,927

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOS		FVSS		FTVSV2		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,196	7,146	41	29	1,568	4,996	2,530	3,344
Realized gain (loss) on investments	77,521	(556,891)	1,569	(3,946)	47,534	1,638	13,912	(31,553)
Change in unrealized gain (loss) on investments	(39,777)	591,983	2,385	9,978	53,131	60,442	970	58,753
Reinvested capital gains	599	1,716	-	-	-	15,965	-	4,451

Net increase (decrease) in contract owners’ equity resulting from operations	41,539	43,954	3,995	6,061	102,233	83,041	17,412	34,995

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	822	10,715	-	114	25,052	31,550	22	1,821
Transfers between funds	(78,915)	(178,022)	3,664	1,376	124,925	(48,405)	121,077	11,595
Surrenders (notes 6)	(81,294)	(432,838)	(1,616)	(1,980)	(6,386)	(2,640)	(90,657)	(29,260)
Death Benefits (note 4)	(92)	(313)	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,288)	(14,544)	(658)	(413)	(7,490)	(6,811)	(7,638)	(4,593)
Adjustments to maintain reserves	51	4	1	8	12	2	10	26

Net equity transactions	(171,716)	(614,998)	1,391	(895)	136,113	(26,304)	22,814	(20,411)

Net change in contract owners’ equity	(130,177)	(571,044)	5,386	5,166	238,346	56,737	40,226	14,584
Contract owners’ equity beginning of period	385,721	956,765	13,621	8,455	366,063	309,326	113,633	99,049

Contract owners’ equity end of period	$255,544	385,721	19,007	13,621	604,409	366,063	153,859	113,633

CHANGES IN UNITS:
Beginning units	30,399	95,102	1,063	1,036	32,968	35,891	6,168	7,350
Units purchased	69	1,100	453	257	10,665	3,617	6,621	950
Units redeemed	(12,599)	(65,803)	(340)	(230)	(1,074)	(6,540)	(5,066)	(2,132)

Ending units	17,869	30,399	1,176	1,063	42,559	32,968	7,723	6,168

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVMCE		BNCAI		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,632	31,225	(874)	(1,492)	(457)	(382)	65	732
Realized gain (loss) on investments	(92,328)	(683,910)	69,867	(638,099)	(1,206)	(60,464)	18,679	(76,125)
Change in unrealized gain (loss) on investments	576,724	1,243,366	10,727	842,573	52,820	95,714	(2,632)	109,080
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	493,028	590,681	79,720	202,982	51,157	34,868	16,112	33,687

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8	(1,640)	35	(1,662)	-	-	375	414
Transfers between funds	(10,322)	(314,338)	(185,131)	(636,636)	884	(18,044)	(47,354)	(120,154)
Surrenders (notes 6)	(410,008)	(41,422)	(12,803)	(42,471)	-	-	(805)	(220)
Death Benefits (note 4)	-	(6,905)	-	(1,783)	-	-	-	(380)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(40,846)	(39,348)	(8,461)	(12,102)	(8,019)	(7,248)	(1,869)	(2,270)
Adjustments to maintain reserves	(2,243)	(4,068)	24	15	13	6	1	2

Net equity transactions	(463,411)	(407,721)	(206,336)	(694,639)	(7,122)	(25,286)	(49,652)	(122,608)

Net change in contract owners’ equity	29,617	182,960	(126,616)	(491,657)	44,035	9,582	(33,540)	(88,921)
Contract owners’ equity beginning of period	2,232,331	2,049,371	404,683	896,340	170,340	160,758	107,326	196,247

Contract owners’ equity end of period	$2,261,948	2,232,331	278,067	404,683	214,375	170,340	73,786	107,326

CHANGES IN UNITS:
Beginning units	125,459	152,977	25,002	76,410	18,553	22,768	8,551	20,227
Units purchased	4,532	3,044	108	83	77	-	302	66
Units redeemed	(28,038)	(30,562)	(11,483)	(51,491)	(807)	(4,215)	(3,901)	(11,742)

Ending units	101,953	125,459	13,627	25,002	17,823	18,553	4,952	8,551

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMCG		AMTP		AMFAS		OVMS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,772)	(792)	1,356	9,872	(16)	(13)	3,446	(694)
Realized gain (loss) on investments	(218,795)	(238,469)	63,074	26,933	118	(7,372)	(11,486)	(70,720)
Change in unrealized gain (loss) on investments	(30,840)	314,550	4,823	148,588	1,220	7,785	44,729	122,680
Reinvested capital gains	-	-	-	49,597	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(252,407)	75,289	69,253	234,990	1,322	400	36,689	51,266

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	395	(77)	158	265	-	-	-	-
Transfers between funds	209,328	(82,506)	(146,501)	(144,587)	1,986	(7,674)	(707)	12,615
Surrenders (notes 6)	(18,166)	(195,549)	(23,165)	(104,721)	-	-	-	-
Death Benefits (note 4)	(7,948)	(466)	(3,533)	(338)	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(20,342)	(10,503)	(12,587)	(12,383)	(403)	(430)	(13,513)	(13,144)
Adjustments to maintain reserves	109	(5)	37	(1)	12	8	23	(2)

Net equity transactions	163,376	(289,106)	(185,591)	(261,765)	1,595	(8,096)	(14,197)	(531)

Net change in contract owners’ equity	(89,031)	(213,817)	(116,338)	(26,775)	2,917	(7,696)	22,492	50,735
Contract owners’ equity beginning of period	257,382	471,199	516,764	543,539	5,080	12,776	299,932	249,197

Contract owners’ equity end of period	$168,351	257,382	400,426	516,764	7,997	5,080	322,424	299,932

CHANGES IN UNITS:
Beginning units	17,388	41,787	41,218	67,495	454	1,398	29,268	29,567
Units purchased	-	37	721	529	180	14	-	1,185
Units redeemed	(8,556)	(24,436)	(14,257)	(26,806)	(35)	(958)	(1,334)	(1,484)

Ending units	8,832	17,388	27,682	41,218	599	454	27,934	29,268

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVB		OVGS		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(872)	2,960	4,345	(619)	27,352	39,126	961	1,485
Realized gain (loss) on investments	(90,085)	(309,786)	(8,903)	(92,433)	(258,812)	(399,083)	(3,850)	(9,861)
Change in unrealized gain (loss) on investments	265,218	1,237,846	33,849	119,872	482,267	926,459	20,213	36,861
Reinvested capital gains	-	-	-	-	-	41,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	174,261	931,020	29,291	26,820	250,807	608,220	17,324	28,485

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	891	861	-	-	-	-	-	131
Transfers between funds	(427,779)	(792,878)	(1,941)	(5,347)	(379,141)	(188,349)	8,521	6,381
Surrenders (notes 6)	(183,820)	(37,191)	-	-	(295,342)	-	(10,332)	(8,800)
Death Benefits (note 4)	(2,707)	(1,041)	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(46,248)	(61,944)	(12,387)	(11,771)	(21,179)	(25,067)	(2,566)	(2,231)
Adjustments to maintain reserves	4,610	21	-	2	(4,274)	12	-	2

Net equity transactions	(655,053)	(892,172)	(14,328)	(17,116)	(699,936)	(213,404)	(4,377)	(4,517)

Net change in contract owners’ equity	(480,792)	38,848	14,963	9,704	(449,129)	394,816	12,947	23,968
Contract owners’ equity beginning of period	2,499,287	2,460,439	265,307	255,603	2,193,310	1,798,494	110,059	86,091

Contract owners’ equity end of period	$2,018,495	2,499,287	280,270	265,307	1,744,181	2,193,310	123,006	110,059

CHANGES IN UNITS:
Beginning units	186,596	264,810	27,417	28,881	167,720	191,747	11,200	11,211
Units purchased	929	549	-	-	1,138	334	777	1,267
Units redeemed	(49,450)	(78,763)	(1,356)	(1,464)	(53,556)	(24,361)	(1,169)	(1,278)

Ending units	138,075	186,596	26,061	27,417	115,302	167,720	10,808	11,200

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVAG		PMVAAA		PMVFBA		PMVLDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(702)	(646)	39,131	2,530	1,360	-	14,384	28,961
Realized gain (loss) on investments	(11,165)	(191,761)	165,770	15	(19)	-	31,566	(25,386)
Change in unrealized gain (loss) on investments	83,998	259,479	(4,037)	6,063	(21,164)	-	8,383	54,633
Reinvested capital gains	-	-	-	-	3,449	-	2,989	59,169

Net increase (decrease) in contract owners’ equity resulting from operations	72,131	67,072	200,864	8,608	(16,374)	-	57,322	117,377

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,001	1,680	12,343	5,792	-	-	384	1,724
Transfers between funds	19,071	(11,333)	(162,255)	11,158	450,000	-	103,629	(44,255)
Surrenders (notes 6)	(15,978)	(113,344)	(36,021)	(16,500)	-	-	(83,752)	(29,791)
Death Benefits (note 4)	(7,699)	(157)	-	-	-	-	-	(4,507)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,213)	(10,850)	(8,446)	(822)	(402)	-	(35,068)	(20,812)
Adjustments to maintain reserves	68	10	(12,224)	10	(25)	-	20	(38)

Net equity transactions	(15,750)	(133,994)	(206,603)	(362)	449,573	-	(14,787)	(97,679)

Net change in contract owners’ equity	56,381	(66,922)	(5,739)	8,246	433,199	-	42,535	19,698
Contract owners’ equity beginning of period	270,957	337,879	38,806	30,560	-	-	1,320,376	1,300,678

Contract owners’ equity end of period	$327,338	270,957	33,067	38,806	433,199	-	1,362,911	1,320,376

CHANGES IN UNITS:
Beginning units	28,425	46,886	2,845	2,717	-	-	99,496	110,787
Units purchased	1,847	252	39	1,530	36,090	-	6,930	21,237
Units redeemed	(3,264)	(18,713)	(735)	(1,402)	(33)	-	(8,641)	(32,528)

Ending units	27,008	28,425	2,149	2,845	36,057	-	97,785	99,496

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		PMVTRA		PIHYB1		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$55,893	98,897	367,154	681,783	1,484	18,357	41,940	(4,286)
Realized gain (loss) on investments	72,361	74,139	691,519	245,346	3,290	74,145	(160,014)	(777,521)
Change in unrealized gain (loss) on investments	183,426	263,964	(272,054)	371,211	290	7,542	765,800	1,565,510
Reinvested capital gains	42,779	185,597	487,996	428,756	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	354,459	622,597	1,274,615	1,727,096	5,064	100,044	647,726	783,703

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,098	28,060	6,081	10,408	-	450	27,079	29,360
Transfers between funds	(5,816)	1,062,198	1,561,199	2,157,068	18,112	(83,391)	479,489	(314,644)
Surrenders (notes 6)	(102,428)	(45,100)	(3,043,370)	(67,764)	(13,365)	(4,400)	(196,697)	(1,582)
Death Benefits (note 4)	-	-	(59,664)	(30,969)	-	-	-	(7,312)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(72,210)	(60,690)	(166,159)	(139,542)	(1,013)	(1,728)	(63,331)	(57,368)
Adjustments to maintain reserves	656	(603)	15	(1,814)	-	12	(354)	(11,908)

Net equity transactions	(162,700)	983,865	(1,701,898)	1,927,387	3,734	(89,057)	246,186	(363,454)

Net change in contract owners’ equity	191,759	1,606,462	(427,283)	3,654,483	8,798	10,987	893,912	420,249
Contract owners’ equity beginning of period	4,625,585	3,019,123	15,689,317	12,034,834	20,384	9,397	2,030,531	1,610,282

Contract owners’ equity end of period	$4,817,344	4,625,585	15,262,034	15,689,317	29,182	20,384	2,924,443	2,030,531

CHANGES IN UNITS:
Beginning units	306,080	235,840	1,012,959	884,252	1,149	848	95,550	119,458
Units purchased	12,076	100,481	65,806	179,000	947	716	19,607	1,978
Units redeemed	(22,565)	(30,241)	(165,789)	(50,293)	(699)	(415)	(9,003)	(25,886)

Ending units	295,591	306,080	912,976	1,012,959	1,397	1,149	106,154	95,550

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRMCG2		TRNAG1		VWBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$33,226	31,292	(3,160)	(2,870)	(434)	(2,313)	16,625	18,317
Realized gain (loss) on investments	(162,741)	(945,526)	(29,074)	(375,621)	103,425	(531,219)	(4,481)	(10,293)
Change in unrealized gain (loss) on investments	441,641	1,369,475	261,144	806,503	(4,332)	933,131	8,058	17,153
Reinvested capital gains	-	-	62,365	1,405	12,352	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,126	455,241	291,275	429,417	111,011	399,599	20,202	25,177

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61	(2,224)	13	(1,746)	335	1,495	-	-
Transfers between funds	381,537	(523,558)	(65,510)	(109,971)	(113,902)	(871,249)	(138,223)	(620)
Surrenders (notes 6)	(308,529)	(129,855)	(302,063)	(11,228)	(68,656)	(35,836)	-	-
Death Benefits (note 4)	-	(7,094)	-	(11,995)	-	(6,687)	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(45,330)	(49,780)	(62,103)	(54,525)	(18,851)	(23,264)	(18,968)	(24,152)
Adjustments to maintain reserves	(6,363)	(7,721)	(937)	(16,316)	(247)	(5,577)	4	12

Net equity transactions	21,376	(720,232)	(430,600)	(205,781)	(201,321)	(941,118)	(157,187)	(24,760)

Net change in contract owners’ equity	333,502	(264,991)	(139,325)	223,636	(90,310)	(541,519)	(136,985)	417
Contract owners’ equity beginning of period	2,146,599	2,411,590	1,306,901	1,083,265	691,209	1,232,728	497,367	496,950

Contract owners’ equity end of period	$2,480,101	2,146,599	1,167,576	1,306,901	600,899	691,209	360,382	497,367

CHANGES IN UNITS:
Beginning units	148,663	208,667	63,884	76,782	54,891	146,246	27,754	29,316
Units purchased	22,700	66	-	112	-	422	-	-
Units redeemed	(21,296)	(60,070)	(19,106)	(13,010)	(14,909)	(91,777)	(8,770)	(1,562)

Ending units	150,067	148,663	44,778	63,884	39,982	54,891	18,984	27,754

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEM		VWHA		WRGP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$12,435	(1,886)	(585)	228	13	5	84	81
Realized gain (loss) on investments	135,017	(597,170)	34,149	(315,246)	243	(328)	158	(5,452)
Change in unrealized gain (loss) on investments	364,718	1,643,736	243,233	406,050	258	913	1,203	5,367
Reinvested capital gains	-	100,108	-	2,300	-	74	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	512,170	1,144,788	276,797	93,332	514	664	1,445	(4)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(18,444)	(3,566)	(27,960)	(9,562)	-	-	-	(819)
Transfers between funds	(251,388)	1,172,897	1,421,161	(236,966)	971	1,715	815	(1,950)
Surrenders (notes 6)	(175,186)	(134,459)	(60,290)	(10,560)	(535)	(440)	-	-
Death Benefits (note 4)	(12,409)	(634)	-	(587)	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(55,120)	(39,965)	(9,254)	(5,983)	(140)	(99)	(241)	(210)
Adjustments to maintain reserves	19,609	78	32,570	23	7	3	4	2

Net equity transactions	(492,938)	994,351	1,356,227	(263,635)	303	1,179	578	(2,977)

Net change in contract owners’ equity	19,232	2,139,139	1,633,024	(170,303)	817	1,843	2,023	(2,981)
Contract owners’ equity beginning of period	3,163,036	1,023,897	191,962	362,265	2,793	950	4,321	7,302

Contract owners’ equity end of period	$3,182,268	3,163,036	1,824,986	191,962	3,610	2,793	6,344	4,321

CHANGES IN UNITS:
Beginning units	125,304	86,252	5,862	17,384	225	97	440	917
Units purchased	2,123	47,861	39,108	116	83	177	85	-
Units redeemed	(27,788)	(8,809)	(1,739)	(11,638)	(49)	(49)	(21)	(477)

Ending units	99,639	125,304	43,231	5,862	259	225	504	440

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVDF		SVOF		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(57)	(35)	1,921	(1,434)	-	17,210	-	6,198
Realized gain (loss) on investments	232	(1,454)	(48,970)	(177,399)	-	(47,382)	-	(160,325)
Change in unrealized gain (loss) on investments	7,370	6,497	115,205	422,051	-	64,609	-	226,890
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,545	5,008	68,156	243,218	-	34,437	-	72,763

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	4	-	15	-	-
Transfers between funds	6,067	(980)	(360,861)	(291,649)	-	(166,314)	-	(371,100)
Surrenders (notes 6)	-	-	(6,155)	(5,280)	-	(383)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(978)	(661)	(4,478)	(13,637)	-	(9,400)	-	(8,012)
Adjustments to maintain reserves	11	2	11	9	-	11	-	2

Net equity transactions	5,100	(1,639)	(371,483)	(310,553)	-	(176,071)	-	(379,110)

Net change in contract owners’ equity	12,645	3,369	(303,327)	(67,335)	-	(141,634)	-	(306,347)
Contract owners’ equity beginning of period	16,007	12,638	455,207	522,542	-	141,634	-	306,347

Contract owners’ equity end of period	$28,652	16,007	151,880	455,207	-	-	-	-

CHANGES IN UNITS:
Beginning units	886	979	36,207	61,250	-	15,749	-	47,447
Units purchased	336	-	1,090	1	-	611	-	1,741
Units redeemed	(49)	(93)	(27,511)	(25,044)	-	(16,360)	-	(49,188)

Ending units	1,173	886	9,786	36,207	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	1,593	-	(31)	-	1,060
Realized gain (loss) on investments	-	(77,331)	-	(45,220)	-	(29,636)
Change in unrealized gain (loss) on investments	-	71,349	-	41,271	-	36,806
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,389)	-	(3,980)	-	8,230

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	36,228	-	-	-	(2,805)
Transfers between funds	-	(170,792)	-	(53,434)	-	(53,023)
Surrenders (notes 6)	-	-	-	-	-	(4,182)
Death Benefits (note 4)	-	-	-	-	-	(77)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(39,306)	-	(494)	-	(478)
Adjustments to maintain reserves	-	12	-	5	-	2,790

Net equity transactions	-	(173,858)	-	(53,923)	-	(57,775)

Net change in contract owners’ equity	-	(178,247)	-	(57,903)	-	(49,545)
Contract owners’ equity beginning of period	-	178,247	-	57,903	-	49,545

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	18,652	-	7,172	-	4,864
Units purchased	-	6,115	-	-	-	-
Units redeemed	-	(24,767)	-	(7,172)	-	(4,864)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund-Class 2 (AMVAA2)*

Bond Fund-Class 2 (AMVBD2)*

Global Small Capitalization Fund-Class 2 (AMVGS2)*

Growth Fund-Class 2 (AMVGR2)*

BLACKROCK FUNDS

Large Cap Core V.I. Fund-Class II (MLVLC2)

CALVERT FUNDS

Variable Series, Inc.-Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc.-Value Portfolio (DAVVL)*

FIDELITY INVESTMENTS

VIP Fund-VIP Freedom Fund 2040 Portfolio-Service Class (FF40S)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust-Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust-Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series-Balanced Portfolio-Service Shares (JABS)

Janus Aspen Series-Forty Portfolio-Service Shares (JACAS)

Janus Aspen Series-Global Technology Portfolio-Service Shares (JAGTS)

Janus Aspen Series-Overseas Portfolio-Service Shares (JAIGS)

Janus Aspen Series-Perkins Mid Cap Value Portfolio-Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio-Service Shares (LZREMS)*

LORD ABBETT FUNDS

Series Fund-Mid Cap Value Portfolio-Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Research International Series-Service Class (MVRISC)

Value Series-Service Class (MVFSC)

Variable Insurance Trust II-International Value Portfolio-Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio-Class I (MSEM)

Mid Cap Growth Portfolio-Class I (MSVMG)

The Universal Institutional Funds, Inc.-Capital Growth Portfolio-Class I (MSVEG)*

U.S. Real Estate Portfolio-Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund-Class I (HIBF)

Gartmore NVIT Emerging Markets Fund-Class I (GEM)

Gartmore NVIT International Equity Fund-Class I (GIG)

Gartmore NVIT Worldwide Leaders Fund-Class I (GEF)

NVIT Cardinal Aggressive Fund-Class I (NVCRA1)*

NVIT Cardinal Balanced Fund-Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund-Class I (NVCCA1)*

NVIT Cardinal Conservative Fund-Class I (NVCCN1)*

NVIT Cardinal Moderate Fund-Class I (NVCMD1)*

NVIT Cardinal Moderately Aggressive Fund-Class I (NVCMA1)*

NVIT Cardinal Moderately Conservative Fund-Class I (NVCMC1)*

NVIT Fund-Class I (TRF)

NVIT Government Bond Fund-Class I (GBF)

NVIT Growth Fund-Class I (CAF)

NVIT International Index Fund-Class II (GVIX2)*

NVIT Investor Destinations Aggressive Fund-Class II (GVIDA)

NVIT Investor Destinations Conservative Fund-Class II (GVIDC)

NVIT Investor Destinations Moderate Fund-Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund-Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund-Class II (GVDMC)

NVIT Mid Cap Index Fund-Class I (MCIF)

NVIT Money Market Fund-Class I (SAM)

NVIT Money Market Fund-Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund-Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund-Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund-Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund-Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund-Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund-Class I (SCVF)

NVIT Multi-Manager Small Company Fund-Class I (SCF)

NVIT Multi-Sector Bond Fund-Class I (MSBF)

NVIT Short Term Bond Fund-Class I (NVSTB1)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

Van Kampen NVIT Comstock Value Fund-Class I (EIF)

Van Kampen NVIT Real Estate Fund-Class I (NVRE1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust-Short Duration Bond Portfolio-I Class Shares (AMTB)

PIMCO FUNDS

Long-Term U.S. Government Portfolio-Administrative Class (PMVLGA)*

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund-Series I (AVBVI)

V.I. Capital Development Fund-Series I (AVCDI)

V.I. High Yield Fund-Series I (AVHY1)*

V.I. International Growth Fund-Series I (AVIE)

V.I. Mid Cap Core Equity Fund-Series I (AVMCCI)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio-Class A (ALVGIA)

VPS International Value Portfolio-Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio-Class A (ALVSVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund-Class I (ACVB)

VP Capital Appreciation Fund-Class I (ACVCA)

VP Income & Growth Fund-Class I (ACVIG)

VP International Fund-Class I (ACVI)

VP Mid Cap Value Fund-Class I (ACVMV1)*

VP Ultra(R) Fund-Class I (ACVU1)

VP Value Fund-Class I (ACVV)

VP Vista(SM) Fund-Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio-Initial Shares (DVMCS)

Small Cap Stock Index Portfolio-Service Shares (DVSCS)

Stock Index Fund, Inc.-Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio-Initial Shares (DCAP)

Growth and Income Portfolio-Initial Shares (DGI)

International Value Portfolio-Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series II-Dreman Small Mid Cap Value VIP-Class B (SVSSVB)*

Variable Series II-Strategic Value VIP-Class B (SVSHEB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II-Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio-Initial Class (FEIP)

High Income Portfolio-Initial Class (FHIP)

VIP Fund-Asset Manager Portfolio-Initial Class (FAMP)

VIP Fund-Contrafund Portfolio-Initial Class (FCP)

VIP Fund-Contrafund Portfolio-Service Class (FCS)

VIP Fund-Equity-Income Portfolio-Service Class (FEIS)

VIP Fund-Freedom Fund 2020 Portfolio-Service Class (FF20S)*

VIP Fund-Freedom Fund 2030 Portfolio-Service Class (FF30S)*

VIP Fund-Growth Opportunities Portfolio-Initial Class (FGOP)

VIP Fund-Growth Opportunities Portfolio-Service Class (FGOS)

VIP Fund-Growth Portfolio-Initial Class (FGP)

VIP Fund-Growth Portfolio-Service Class (FGS)

VIP Fund-High Income Portfolio-Service Class (FHIS)

VIP Fund-Investment Grade Bond Portfolio-Service Class (FIGBS)

VIP Fund-Mid Cap Portfolio-Service Class (FMCS)

VIP Fund-Overseas Portfolio-Initial Class (FOP)

VIP Fund-Overseas Portfolio-Service Class (FOS)

VIP Fund-Value Strategies Portfolio-Service Class (FVSS)

VIP Fund-VIP Freedom Fund 2015 Portfolio-Service Class (FF15S)*

VIP Fund-VIP Freedom Fund 2025 Portfolio-Service Class (FF25S)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund-Class 2 (FTVSV2)

Templeton Foreign Securities Fund-Class 2 (TIF2)

Templeton Global Bond Securities Fund-Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT-Goldman Sachs Mid Cap Value Fund-Institutional Shares (GVMCE)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio-Class I (SBVSG)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust-Baron Growth Opportunities Funds-Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio-I Class Shares (AMTG)

Guardian Portfolio-I Class Shares (AMGP)

Mid-Cap Growth Portfolio-I Class Shares (AMCG)

Partners Portfolio-I Class Shares (AMTP)

Regency Portfolio-I Class Shares (AMRI)*

Small-Cap Growth Portfolio-S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA-Non-Service Shares (OVMS)

Capital Appreciation Fund/VA-Non-Service Shares (OVGR)

Core Bond Fund/VA-Non-Service Shares (OVB)

Global Securities Fund/VA-Non-Service Shares (OVGS)

Main Street Fund(R)/VA-Non-Service Shares (OVGI)

MidCap Fund/VA-Non-Service Shares (OVAG)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio-Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged)-Administrative Class (PMVFBA)

Low Duration Portfolio-Administrative Class (PMVLDA)

Real Return Portfolio-Administrative Class (PMVRRA)

Total Return Portfolio-Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust-Emerging Markets VCT Portfolio-Class I Shares (PIVEMI)*

Variable Contracts Trust-High Yield VCT Portfolio-Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Small Cap Value Fund-IB Shares (PVTSCB)*

PORTFOLIOS OF THE VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio-Class II (VKVGR2)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Growth and Income Portfolio-Class I (ACGI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio-Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio-II (TREI2)

Limited-Term Bond Portfolio (TRLT1)*

Mid-Cap Growth Portfolio-II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust-Worldwide Bond Fund-Initial Class (VWBF)

Worldwide Insurance Trust-Worldwide Emerging Markets Fund-Initial Class (VWEM)

Worldwide Insurance Trust-Worldwide Hard Assets Fund-Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc.-Asset Strategy (WRASP)*

Ivy Fund Variable Insurance Portfolios, Inc.-Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc.-Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc.-Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust-VT Discovery Fund (SVDF)

Advantage Funds Variable Trust-VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust-VT Small Cap Growth Fund (WFVSCG)*

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in-first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $45,560 and $67,209, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $771 and $0, respectively, and total transfers from the Account to the fixed account were $5,073,622 and $0, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$182,074,525	0	$182,074,525

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Large Cap Core V.I. Fund - Class II (MLVLC2)	$491	$629
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	11,310	14,384
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	194,848	186,511
U.S. Equity Flex I Portfolio (WSCP)	409,909	343,858
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	759,450	729,825
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	554,418	543,142
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	37,795	52,297
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	1,426,226	1,865,641
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	556,172	738,762
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,975,945	3,359,712
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	92,074	135,790
Research International Series - Service Class (MVRISC)	4,105	3,539
Value Series - Service Class (MVFSC)	3,160	3,218
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	248,726	248,916
Emerging Markets Debt Portfolio - Class I (MSEM)	7,135	8,895
Mid Cap Growth Portfolio - Class I (MSVMG)	20,837	38,303
U.S. Real Estate Portfolio - Class I (MSVRE)	636,278	804,537
Federated NVIT High Income Bond Fund - Class I (HIBF)	199,549	191,240
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	42,403	30,905
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	17,011	19,348
Gartmore NVIT International Equity Fund - Class I (GIG)	25,874	36,498
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	72,308	56,850
NVIT Fund - Class I (TRF)	52,401	49,228
NVIT Global Financial Services Fund - Class I (GVGF1)	33,639	39,532
NVIT Government Bond Fund - Class I (GBF)	1,024,993	1,046,025

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Growth Fund - Class I (CAF)	7,901	11,467
NVIT Health Sciences Fund - Class I (GVGH1)	84,993	94,750
NVIT International Index Fund - Class II (GVIX2)	9,907,366	8,771,640
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,814	4,103
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	771	769
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	309,311	314,679
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	30,591	42,835
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,143	4,918
NVIT Leaders Fund - Class I (GVUS1)	6,883	9,566
NVIT Mid Cap Index Fund - Class I (MCIF)	1,789,049	1,469,508
NVIT Money Market Fund - Class I (SAM)	6,506	6,506
NVIT Money Market Fund - Class V (SAM5)	15,325,648	15,325,648
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	76,836	74,832
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	30,530	30,974
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,382	5,739
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	52,724	41,644
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	891,538	617,976
NVIT Multi-Manager Small Company Fund - Class I (SCF)	703,208	710,242
NVIT Multi-Sector Bond Fund - Class I (MSBF)	465,610	487,637
NVIT Technology & Communications Fund - Class I (GGTC)	87,007	116,320
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	12,093	15,799
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	14,672	17,460
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	6,757	6,243
V.I. Basic Value Fund - Series I (AVBVI)	932,660	1,069,320
V.I. Capital Development Fund - Series I (AVCDI)	332	244
V.I. International Growth Fund - Series I (AVIE)	21,874	23,885
VPS Growth and Income Portfolio - Class A (ALVGIA)	3,117	3,812
VPS International Value Portfolio - Class A (ALVIVA)	7,677,608	5,805,332
VP Balanced Fund - Class I (ACVB)	16,353	15,315
VP Capital Appreciation Fund - Class I (ACVCA)	43,593	48,417
VP Income & Growth Fund - Class I (ACVIG)	96,847	80,655
VP International Fund - Class I (ACVI)	629,807	476,974
VP Ultra(R) Fund - Class I (ACVU1)	144,301	173,973
VP Value Fund - Class I (ACVV)	244,292	230,045
VP Vista(SM) Fund - Class I (ACVVS1)	5,749	4,664
MidCap Stock Portfolio - Initial Shares (DVMCS)	46,630	49,722
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,879,561	1,538,272
Stock Index Fund, Inc. - Initial Shares (DSIF)	7,026,731	5,078,155
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	21,698	26,396
Appreciation Portfolio - Initial Shares (DCAP)	65,174	56,962
Growth and Income Portfolio - Initial Shares (DGI)	10,735	9,440
International Value Portfolio - Initial Shares (DVIV)	534,748	322,090
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	5	5
Quality Bond Fund II - Primary Shares (FQB)	140,934	153,624
Equity-Income Portfolio - Initial Class (FEIP)	2,048	1,761
High Income Portfolio - Initial Class (FHIP)	2,903	2,812
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	480,233	424,916
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	12,610	11,121
VIP Fund - Contrafund Portfolio - Service Class (FCS)	361,037	523,564
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	187,200	268,893
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	676	554
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	99,847	106,637
VIP Fund - Growth Portfolio - Initial Class (FGP)	54,916	44,083
VIP Fund - Growth Portfolio - Service Class (FGS)	299,042	238,418
VIP Fund - High Income Portfolio - Service Class (FHIS)	86,157	104,758
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	45,805	49,609
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	115,048	116,197
VIP Fund - Overseas Portfolio - Initial Class (FOP)	5,244	3,999
VIP Fund - Overseas Portfolio - Service Class (FOS)	215,965	293,486
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	2,824	4,393
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	115,926	163,460
Templeton Foreign Securities Fund - Class 2 (TIF2)	101,136	115,048
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	1,036,810	944,482
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	170,358	240,225
Growth Portfolio - I Class Shares (AMTG)	12,430	11,224
Guardian Portfolio - I Class Shares (AMGP)	45,923	64,602
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	4,223,191	4,004,396
Partners Portfolio - I Class Shares (AMTP)	179,707	242,781
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	541	659
Balanced Fund/VA - Non-Service Shares (OVMS)	32,662	21,176
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	845,189	755,104
Core Bond Fund/VA - Non-Service Shares (OVB)	27,502	18,599
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,179,586	920,774
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	22,308	18,458
MidCap Fund/VA - Non-Service Shares (OVAG)	66,247	55,082
All Asset Portfolio - Administrative Class (PMVAAA)	2,681,214	2,846,984
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	640	621
Low Duration Portfolio - Administrative Class (PMVLDA)	603,652	635,218
Real Return Portfolio - Administrative Class (PMVRRA)	875,950	948,311
Total Return Portfolio - Administrative Class (PMVTRA)	10,000,871	10,692,390
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	11,754	15,044
Micro-Cap Portfolio - Investment Class (ROCMC)	725,498	565,484
Equity Income Portfolio - II (TREI2)	902,220	739,479
Mid-Cap Growth Portfolio - II (TRMCG2)	767,284	738,210
New America Growth Portfolio (TRNAG1)	178,696	282,121
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	162,706	158,225
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	1,939,541	2,074,558
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	81,442	115,591
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	665	908
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	313	471
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	1,002	1,234
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	436,512	387,542

Total	$89,172,170	$83,869,804

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2010	0.25%	38	$11.557561	$439	0.75%	8.71%
2009	0.25%	42	10.631422	447	0.07%	22.05%
2008	0.25%	2,858	8.710851	24,896	0.17%	-38.99%
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
2008	0.25%	870	10.779017	9,378	0.00%	-35.95%
2007	0.25%	516	16.829986	8,684	0.00%	9.71%
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%
2008	0.25%	74,511	6.394190	476,437	0.10%	-34.76%
2007	0.25%	49,268	9.801214	482,886	0.00%	-1.08%
2006	0.25%	53,708	9.908462	532,164	0.00%	4.51%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%
2008	0.25%	92,476	11.742244	1,085,876	0.00%	-43.93%
2007	0.25%	79,618	20.940470	1,667,238	0.00%	16.94%
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
2008	0.25%	4,246	13.402810	56,908	2.72%	-16.27%
2008	0.40%	2	13.276251	27	2.72%	-16.39%
2007	0.25%	32,006	16.007046	512,322	2.28%	10.01%
2007	0.40%	56	15.879713	889	2.28%	9.84%
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
2008	0.25%	13,570	7.016534	95,214	0.02%	-44.45%
2008	0.40%	64	6.923153	443	0.02%	-44.53%
2007	0.25%	26,310	12.630653	332,312	0.11%	36.29%
2007	0.40%	792	12.481327	9,885	0.11%	36.09%
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
2008	0.25%	128,813	2.879447	370,910	0.08%	-44.11%
2007	0.25%	111,074	5.152101	572,264	0.33%	21.39%
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.25%	154,714	$19.355227	$2,994,525	0.51%	24.70%
2009	0.25%	192,694	15.520876	2,990,780	0.40%	78.62%
2008	0.25%	153,642	8.689119	1,335,014	2.69%	-52.35%
2007	0.25%	165,920	18.234395	3,025,451	0.45%	27.70%
2006	0.25%	147,862	14.279422	2,111,384	1.91%	46.26%
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
2008	0.25%	3,801	7.657684	29,107	1.63%	-39.51%
2007	0.25%	2,898	12.658811	36,685	0.44%	0.33%
Research International Series - Service Class (MVRISC)
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%
2008	0.25%	59,353	6.056428	359,467	0.00%	-42.67%
Value Series - Service Class (MVFSC)
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
2008	0.25%	6,666	18.146989	120,968	5.75%	-15.19%
2007	0.25%	16,418	21.396908	351,294	4.89%	6.26%
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
2008	0.25%	23,748	5.983894	142,106	0.72%	-46.90%
2007	0.25%	32,696	11.268795	368,445	0.00%	22.36%
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
2008	0.25%	40,876	17.379512	710,405	2.29%	-38.05%
2007	0.25%	79,286	28.053652	2,224,262	1.08%	-17.28%
2007	0.40%	264	29.190018	7,706	1.08%	-17.40%
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
2008	0.25%	149,549	11.309571	1,691,335	9.29%	-28.17%
2007	0.25%	129,054	15.744706	2,031,917	7.52%	2.88%
2007	0.40%	454	15.518038	7,045	7.52%	2.72%
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
2008	0.25%	41,975	15.263531	640,687	1.23%	-57.87%
2007	0.25%	39,428	36.226972	1,428,357	0.75%	45.21%
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.25%	933	$17.534069	$16,359	0.32%	7.74%
2008	0.25%	770	16.274553	12,531	3.98%	-33.11%
2007	0.25%	88	24.329252	2,141	2.57%	20.13%
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%
2008	0.25%	23,223	9.023725	209,558	1.28%	-46.19%
2007	0.25%	29,472	16.769826	494,240	0.40%	26.83%
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
2008	0.25%	23,402	10.433265	244,159	0.71%	-44.48%
2007	0.25%	32,612	18.791981	612,844	0.35%	19.60%
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
NVIT Fund - Class I (TRF)
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
2008	0.25%	70,839	8.161290	578,138	1.47%	-41.70%
2007	0.25%	57,392	13.998938	803,427	0.96%	7.91%
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
2008	0.25%	2,534	10.367711	26,272	1.61%	-46.41%
2007	0.25%	57,414	19.345657	1,110,712	3.27%	-1.30%
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
NVIT Government Bond Fund - Class I (GBF)
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
2008	0.25%	292,623	17.670196	5,170,706	4.39%	7.45%
2008	0.40%	63	17.389732	1,096	4.39%	7.29%
2007	0.25%	234,938	16.445029	3,863,562	4.04%	6.89%
2007	0.40%	1,020	16.208282	16,532	4.04%	6.73%
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
NVIT Growth Fund - Class I (CAF)
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
2008	0.25%	15,651	5.099866	79,818	0.24%	-38.86%
2007	0.25%	46,608	8.341169	388,765	0.17%	19.24%
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.25%	6,814	13.548576	92,320	0.34%	18.87%
2008	0.25%	12,452	11.398285	141,931	0.06%	-25.40%
2007	0.25%	1,180	15.279611	18,030	0.06%	12.88%
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
NVIT International Index Fund - Class II (GVIX2)
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
2008	0.20%	646,607	5.746412	3,715,670	1.83%	-43.22%
2008	0.25%	473	5.741605	2,716	1.83%	-43.25%
2007	0.20%	839,308	10.120857	8,494,516	1.21%	1.21%	5/1/2007
2007	0.25%	7,682	10.117465	77,722	1.21%	1.17%	5/1/2007
2007	0.40%	112	10.107323	1,132	1.21%	1.07%	5/1/2007

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.25%	302	$15.079089	$4,554	1.77%	14.34%
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
2008	0.25%	203	10.393146	2,110	2.12%	-37.00%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
2008	0.25%	360	12.115615	4,362	3.04%	-6.26%
2007	0.25%	8,302	12.924331	107,298	7.71%	5.12%
2006	0.25%	80	12.295233	984	0.89%	5.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
2008	0.25%	41,282	11.244982	464,215	2.57%	-23.39%
2007	0.25%	64,496	14.677673	946,651	2.55%	5.39%
2007	0.40%	90	14.547724	1,309	2.55%	5.24%
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%
2008	0.25%	10,411	10.826159	112,711	2.64%	-31.56%
2007	0.25%	7,122	15.818947	112,663	3.09%	5.88%
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
2008	0.25%	352	11.763719	4,141	3.24%	-15.26%
2007	0.25%	156	13.881453	2,166	3.45%	5.59%
2006	0.25%	76	13.146115	999	2.21%	8.15%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
2008	0.25%	539	8.857680	4,774	0.81%	-50.03%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
2009	0.20%	313,690	15.357744	4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
2008	0.20%	327,416	11.252548	3,684,264	1.24%	-36.59%
2008	0.25%	9,996	14.648394	146,425	1.24%	-36.62%
2007	0.20%	383,938	17.745558	6,813,194	1.57%	7.34%
2007	0.25%	27,830	23.112486	643,220	1.57%	7.29%
2007	0.40%	88	22.779636	2,005	1.57%	7.13%
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
NVIT Money Market Fund - Class I (SAM)
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
2008	0.25%	24,937	13.673319	340,972	2.06%	1.80%
2007	0.25%	30,416	13.431742	408,540	4.64%	4.53%
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2010	0.20%	408,271	$11.540261	$4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
2008	0.20%	753,266	11.579888	8,722,736	2.01%	1.94%
2008	0.25%	4,393,398	11.543990	50,717,343	2.01%	1.89%
2008	0.40%	26	11.436879	297	2.01%	1.73%
2007	0.25%	3,235,276	11.330392	36,656,945	4.66%	4.60%
2007	0.40%	9,400	11.242166	105,676	4.66%	4.44%
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%
2008	0.25%	27,020	9.968426	269,347	0.00%	-46.55%
2007	0.25%	46,678	18.651020	870,592	0.00%	9.47%
2007	0.40%	116	18.410147	2,136	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
2008	0.25%	180,386	15.634824	2,820,303	1.09%	-32.32%
2007	0.25%	225,632	23.101501	5,212,438	1.13%	-7.13%
2007	0.40%	236	22.768858	5,373	1.13%	-7.27%
2006	0.25%	250,234	24.874426	6,224,427	0.44%	17.00%
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
2008	0.25%	171,052	14.260832	2,439,344	0.82%	-38.34%
2008	0.40%	31	14.034369	435	0.82%	-38.44%
2007	0.25%	289,916	23.129248	6,705,539	0.09%	1.88%
2007	0.40%	1,382	22.796223	31,504	0.09%	1.72%
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
2009	0.25%	50,310	16.059107	807,934	9.85%	24.07%
2008	0.25%	52,365	12.943737	677,799	5.75%	-17.50%
2007	0.25%	142,194	15.688937	2,230,873	3.89%	4.36%
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
2008	0.25%	81,631	2.136859	174,434	0.00%	-48.70%
2007	0.25%	88,224	4.165338	367,483	0.00%	19.79%
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.25%	855	$13.942266	$11,921	0.00%	25.52%
2008	0.25%	4,939	11.107192	54,858	0.00%	-41.44%
2007	0.25%	4,052	18.966559	76,852	0.00%	22.18%
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
2008	0.25%	7,188	8.271285	59,454	2.02%	-37.15%
2007	0.25%	29,682	13.159897	390,612	2.07%	-2.46%
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
2008	0.25%	8,537	11.065682	94,468	4.36%	-13.64%
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
2008	0.25%	438	8.437654	3,696	1.73%	-51.89%
2007	0.25%	128	17.537474	2,245	0.15%	1.29%
2007	0.40%	6	17.397964	104	0.15%	1.14%
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
2008	0.25%	130	11.334726	1,474	0.00%	-47.16%
V.I. International Growth Fund - Series I (AVIE)
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
2008	0.25%	331	12.205427	4,040	0.50%	-40.53%
2007	0.25%	364	20.523294	7,470	0.94%	14.43%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
2009	0.25%	1,961	13.487083	26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
2008	0.25%	4,857	11.190516	54,352	5.73%	-40.75%
2008	0.40%	60	11.084829	665	5.73%	-40.84%
2007	0.25%	3,674	18.887703	69,393	1.09%	4.85%
2007	0.40%	200	18.737498	3,747	1.09%	4.70%
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
VPS International Value Portfolio - Class A (ALVIVA)
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
2008	0.20%	642,526	5.589904	3,591,659	1.10%	-53.28%
2008	0.25%	416,942	5.582435	2,327,552	1.10%	-53.30%
2007	0.20%	708,552	11.964050	8,477,152	0.23%	5.63%
2007	0.25%	283,142	11.954073	3,384,700	0.23%	5.57%
2007	0.40%	322	11.924192	3,840	0.23%	5.42%
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Balanced Fund - Class I (ACVB)
2010	0.25%	18,479	$14.065755	$259,921	1.90%	11.36%
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
2008	0.25%	19,854	10.965207	217,703	0.00%	-20.53%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%
2008	0.25%	23,619	13.021193	307,548	0.00%	-46.32%
2007	0.25%	92,114	24.256151	2,234,331	0.00%	45.44%
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
2008	0.25%	48,311	9.702293	468,727	2.24%	-34.75%
2007	0.25%	125,202	14.869331	1,861,670	1.36%	-0.32%
2006	0.10%	400,054	13.528072	5,411,959	1.75%	16.97%
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
VP International Fund - Class I (ACVI)
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
2008	0.25%	157,354	9.685258	1,524,014	0.88%	-44.96%
2008	0.40%	8	9.531494	76	0.88%	-45.04%
2007	0.25%	230,188	17.597111	4,050,644	0.59%	17.76%
2007	0.40%	112	17.343787	1,943	0.59%	17.58%
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
2009	0.25%	13,824	10.258719	141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
2008	0.25%	28,954	7.647567	221,428	0.00%	-41.63%
2007	0.25%	25,856	13.101110	338,742	0.00%	20.71%
2007	0.40%	10	12.990210	130	0.00%	20.53%
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
VP Value Fund - Class I (ACVV)
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
2008	0.25%	40,598	13.489390	547,642	3.61%	-26.96%
2007	0.25%	103,354	18.468246	1,908,767	1.56%	-5.38%
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2006	0.40%	1,596	18.608964	29,700	2.56%	15.06%
VP Vista(SM) Fund - Class I (ACVVS1)
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
2008	0.25%	3,225	8.891784	28,676	0.00%	-48.75%
2007	0.25%	64	17.350253	1,110	0.00%	39.42%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
2008	0.25%	4,948	10.536775	52,136	0.00%	-40.57%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.20%	355,326	$16.780615	$5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%
2008	0.20%	349,825	10.709488	3,746,447	0.80%	-31.05%
2008	0.25%	16,375	10.673834	174,784	0.80%	-31.09%
2007	0.20%	439,296	15.532546	6,823,385	0.27%	-0.85%
2007	0.25%	23,004	15.488598	356,300	0.27%	-0.90%
2007	0.40%	48	15.357469	737	0.27%	-1.05%
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
2009	0.10%	41,573	10.045645	417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
2008	0.10%	44,546	7.959597	354,568	2.02%	-37.20%
2008	0.20%	950,253	8.100298	7,697,332	2.02%	-37.27%
2008	0.25%	893,251	9.126944	8,152,652	2.02%	-37.30%
2008	0.40%	48	8.982024	431	2.02%	-37.39%
2007	0.10%	46,372	12.675284	587,778	1.68%	5.15%
2007	0.20%	1,615,390	12.912279	20,858,366	1.68%	5.04%
2007	0.25%	1,021,830	14.556103	14,873,863	1.68%	4.99%
2007	0.40%	1,278	14.346541	18,335	1.68%	4.83%
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
2008	0.25%	9,406	7.414344	69,739	0.71%	-34.59%
2007	0.25%	9,990	11.334861	113,235	0.19%	7.51%
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
2008	0.25%	64,205	10.514504	675,084	2.20%	-29.73%
2008	0.40%	30	10.347582	310	2.20%	-29.83%
2007	0.25%	83,176	14.962371	1,244,510	1.10%	6.86%
2007	0.40%	460	14.746966	6,784	1.10%	6.70%
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
Growth and Income Portfolio - Initial Shares (DGI)
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
2008	0.25%	15,012	7.322121	109,920	0.51%	-40.56%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	47,861	$18.536839	$887,192	1.88%	4.19%
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
2008	0.25%	69,377	13.617429	944,736	3.05%	-37.48%
2007	0.25%	100,470	21.780049	2,188,242	2.01%	3.89%
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2006	0.40%	194	11.246076	2,182	0.00%	12.46%	5/1/2006
Variable Series II -Strategic Value VIP -Class B (SVSHEB)
2008	0.25%	22,579	5.898673	133,186	2.81%	-46.29%
2007	0.25%	22,588	10.983369	248,092	1.03%	-2.43%
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57%	5/1/2006
Quality Bond Fund II -Primary Shares (FQB)
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
2008	0.25%	38,637	14.041907	542,537	4.99%	-7.52%
2007	0.25%	36,422	15.183610	553,017	4.69%	5.12%
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
2008	0.25%	2,879	8.431569	24,274	2.34%	-42.80%
High Income Portfolio -Initial Class (FHIP)
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
2009	0.25%	2,115	15.808925	33,436	8.93%	43.60%
2008	0.25%	1,726	11.009158	19,002	9.57%	-25.17%
VIP Fund -Asset Manager Portfolio -Initial Class (FAMP)
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
2008	0.25%	339,211	9.983663	3,386,568	2.64%	-28.90%
2007	0.25%	352,600	14.040973	4,950,847	6.14%	15.21%
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
VIP Fund - Contrafund Portfolio -Initial Class (FCP)
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
2008	0.25%	7,839	10.553240	82,727	1.06%	-42.66%
VIP Fund - Contrafund Portfolio -Service Class (FCS)
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%
2008	0.25%	187,452	13.245967	2,482,983	0.83%	-42.76%
2008	0.40%	91	13.035628	1,186	0.83%	-42.84%
2007	0.25%	338,604	23.139773	7,835,220	0.74%	17.21%
2007	0.40%	1,726	22.806621	39,364	0.74%	17.04%
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.25%	29,780	$13.974628	$416,164	1.98%	14.80%
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
2008	0.25%	126,104	9.384986	1,183,484	2.16%	-42.85%
2007	0.25%	172,396	16.420855	2,830,890	0.77%	1.16%
2007	0.40%	362	16.184435	5,859	0.77%	1.01%
2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
2008	0.25%	1,208	6.024737	7,278	0.35%	-55.13%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
2008	0.25%	111,197	5.570057	619,374	0.34%	-55.17%
2007	0.25%	117,700	12.425418	1,462,472	0.00%	22.73%
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
2008	0.25%	10,255	6.128418	62,847	1.06%	-47.30%
2007	0.25%	6,204	11.628670	72,144	0.81%	26.65%
2006	0.25%	6,314	9.182046	57,975	0.55%	6.58%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
2009	0.25%	70,607	10.914824	770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
2008	0.25%	112,901	8.538686	964,026	0.22%	-47.37%
2008	0.40%	64	8.403086	538	0.22%	-47.44%
2007	0.25%	1,137,072	16.222520	18,446,173	0.33%	26.55%
2007	0.40%	184	15.988944	2,942	0.33%	26.36%
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
2008	0.25%	32,098	8.179245	262,537	8.70%	-25.25%
2007	0.25%	145,638	10.942182	1,593,598	7.62%	2.40%
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
2008	0.25%	6,382	10.559688	67,392	3.49%	-3.59%
2007	0.25%	4,884	10.952518	53,492	4.13%	3.95%
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
2008	0.25%	48,480	9.454867	458,372	0.29%	-39.66%
2007	0.25%	117,550	15.669099	1,841,903	0.70%	15.20%
2006	0.25%	90,122	13.602006	1,225,840	0.00%	12.31%
2006	0.40%	6	13.568197	81	0.00%	12.14%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.25%	2,281	$13.304487	$30,348	1.43%	12.83%
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%
2008	0.25%	1,918	9.342405	17,919	2.68%	-43.95%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
2008	0.25%	95,011	10.060565	955,864	1.99%	-44.00%
2008	0.40%	91	9.900810	901	1.99%	-44.09%
2007	0.25%	268,890	17.966865	4,831,110	3.95%	16.91%
2007	0.40%	2,418	17.708202	42,818	3.95%	16.74%
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
2009	0.25%	1,063	12.813506	13,621	0.51%	57.00%
2008	0.25%	1,036	8.161269	8,455	1.27%	-51.30%
2007	0.25%	66	16.757189	1,106	0.96%	5.33%
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
2008	0.25%	35,891	8.618488	309,326	0.63%	-33.18%
2007	0.25%	19,156	12.898779	247,089	0.61%	-2.62%
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
2008	0.25%	7,294	13.476974	98,301	2.49%	-40.53%
2008	0.40%	56	13.349706	748	2.49%	-40.62%
2007	0.25%	25,366	22.660573	574,808	3.29%	15.17%
2007	0.40%	326	22.480343	7,329	3.29%	14.99%
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2006	0.40%	1,080	19.549201	21,113	1.06%	20.96%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
2008	0.25%	152,977	13.396598	2,049,371	1.05%	-37.21%
2007	0.25%	169,352	21.334874	3,613,104	0.78%	2.94%
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
2008	0.25%	76,333	11.730770	895,445	0.00%	-39.29%
2008	0.40%	77	11.619973	895	0.00%	-39.38%
2007	0.25%	106,480	19.321952	2,057,401	0.00%	3.16%
2007	0.40%	288	19.168269	5,520	0.00%	3.01%
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2010	0.25%	17,823	$12.028020	$214,375	0.00%	31.01%
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
2008	0.25%	22,768	7.060685	160,758	0.00%	-43.82%
Guardian Portfolio - I Class Shares (AMGP)
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
2008	0.25%	20,227	9.702253	196,247	0.56%	-37.40%
2007	0.25%	24,678	15.499279	382,491	0.19%	7.12%
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
2008	0.25%	41,787	11.276213	471,199	0.00%	-43.51%
2007	0.25%	83,106	19.961533	1,658,923	0.00%	22.22%
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
Partners Portfolio - I Class Shares (AMTP)
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
2009	0.25%	41,218	12.537337	516,764	2.17%	55.68%
2008	0.25%	67,495	8.053019	543,539	0.53%	-52.51%
2007	0.25%	94,644	16.957944	1,604,968	0.63%	9.06%
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
2008	0.25%	1,396	9.138805	12,758	0.00%	-39.62%
2008	0.40%	2	9.052482	18	0.00%	-39.72%
2007	0.25%	1,552	15.136586	23,492	0.00%	0.26%
2007	0.40%	84	15.016171	1,261	0.00%	0.11%
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2006	0.40%	6	14.999423	90	0.00%	4.83%
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
2008	0.25%	29,567	8.428205	249,197	3.70%	-43.61%
2007	0.25%	63,874	14.946978	954,723	2.50%	3.53%
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%
2008	0.25%	264,810	9.291336	2,460,439	0.15%	-45.65%
2007	0.25%	256,650	17.096620	4,387,848	0.20%	13.86%
2006	0.10%	260,376	13.316078	3,467,187	0.37%	7.84%
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
Core Bond Fund/VA - Non-Service Shares (OVB)
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
2008	0.25%	28,881	8.850218	255,603	6.02%	-39.20%
2007	0.25%	72,602	14.556650	1,056,842	5.03%	4.13%
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
2008	0.25%	191,747	9.379518	1,798,494	1.42%	-40.34%
2007	0.25%	155,098	15.720950	2,438,288	0.85%	6.05%
2006	0.25%	167,220	14.823774	2,478,831	1.03%	17.40%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.25%	10,808	$11.381017	$123,006	1.10%	15.82%
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
2008	0.25%	11,211	7.679167	86,091	2.39%	-38.62%
2007	0.25%	12,692	12.511530	158,796	0.97%	4.16%
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
2009	0.25%	28,425	9.532345	270,957	0.00%	32.28%
2008	0.25%	46,886	7.206392	337,879	0.00%	-49.19%
2007	0.25%	50,576	14.184053	717,373	0.00%	6.07%
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
All Asset Portfolio - Administrative Class (PMVAAA)
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
2008	0.25%	2,717	11.247576	30,560	1.31%	-16.05%
2007	0.25%	240,382	13.398414	3,220,738	7.61%	8.06%
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
2008	0.25%	110,775	11.740354	1,300,538	4.25%	-0.70%
2008	0.40%	12	11.629122	140	4.25%	-0.85%
2007	0.25%	123,908	11.823104	1,464,977	4.70%	7.10%
2007	0.40%	130	11.728722	1,525	4.70%	6.94%
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%
2008	0.25%	235,840	12.801575	3,019,123	3.76%	-7.26%
2007	0.25%	373,918	13.803269	5,161,291	4.66%	10.37%
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
2008	0.20%	503,145	13.628820	6,857,273	4.49%	4.54%
2008	0.25%	381,025	13.585613	5,176,458	4.49%	4.49%
2008	0.40%	82	13.456667	1,103	4.49%	4.33%
2007	0.20%	476,190	13.037033	6,208,105	4.68%	8.52%
2007	0.25%	357,356	13.002214	4,646,419	4.68%	8.47%
2007	0.40%	2,020	12.898203	26,054	4.68%	8.31%
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2010	0.25%	1,397	$20.889289	$29,182	5.71%	17.75%
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
2008	0.25%	848	11.081635	9,397	6.35%	-35.59%
2007	0.25%	10,584	17.203983	182,087	5.32%	5.65%
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
2009	0.25%	95,536	21.251012	2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
2008	0.25%	119,381	13.479984	1,609,254	2.26%	-43.41%
2008	0.40%	77	13.352691	1,028	2.26%	-43.50%
2007	0.25%	188,620	23.821182	4,493,151	1.14%	3.72%
2007	0.40%	850	23.631757	20,087	1.14%	3.56%
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
Equity Income Portfolio - II (TREI2)
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%
2008	0.25%	208,609	11.557153	2,410,926	2.05%	-36.42%
2008	0.40%	58	11.447985	664	2.05%	-36.52%
2007	0.25%	299,808	18.178518	5,450,065	1.44%	2.77%
2007	0.40%	234	18.033915	4,220	1.44%	2.62%
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2006	0.40%	950	17.574134	16,695	1.34%	18.18%
Mid-Cap Growth Portfolio - II (TRMCG2)
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
2008	0.25%	76,782	14.108326	1,083,265	0.00%	-40.09%
2007	0.25%	131,028	23.547392	3,085,368	0.00%	16.93%
2007	0.40%	66	23.360091	1,542	0.00%	16.75%
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
New America Growth Portfolio (TRNAG1)
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
2008	0.25%	146,246	8.429140	1,232,728	0.00%	-38.40%
2007	0.25%	183,150	13.682900	2,506,023	0.00%	13.49%
2007	0.40%	216	13.607980	2,939	0.00%	13.32%
2006	0.25%	35,424	12.056017	427,072	0.05%	7.06%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
2008	0.25%	29,316	16.951478	496,950	0.00%	3.35%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
2008	0.25%	86,252	11.870996	1,023,897	0.00%	-64.87%
2007	0.25%	103,264	33.789017	3,489,189	0.47%	37.27%
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.25%	43,231	$42.214751	$1,824,986	0.14%	28.91%
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
2008	0.25%	17,384	20.838997	362,265	0.08%	-46.26%
2007	0.25%	17,132	38.776915	664,326	0.02%	44.99%
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
2009	0.25%	225	12.411842	2,793	0.00%	26.76%
2008	0.25%	97	9.791882	950	0.00%	-36.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
2008	0.25%	917	7.963301	7,302	0.71%	-36.20%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
2008	0.25%	979	12.908594	12,638	0.00%	-44.50%
2007	0.25%	1,284	23.256824	29,862	0.00%	22.02%
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%
2008	0.25%	61,250	8.531293	522,542	1.86%	-40.25%
2007	0.25%	80,446	14.277593	1,148,575	0.58%	6.37%
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.25%	15,749	8.993222	141,634	2.89%	-41.18%
2007	0.25%	4,246	15.289838	64,921	1.13%	16.30%
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.25%	47,447	6.456612	306,347	2.39%	-46.89%
2007	0.25%	26,758	12.155952	325,269	0.00%	-4.20%
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	18,652	9.556437	178,247	2.05%	-25.73%
2007	0.25%	122,702	12.867713	1,578,894	2.03%	4.36%
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.25%	7,172	8.073523	57,903	0.00%	-46.25%
2007	0.25%	32,438	15.019468	487,202	0.00%	8.74%
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.25%	4,864	10.186075	49,545	3.11%	-36.35%
2007	0.25%	4,712	16.002005	75,401	1.21%	1.53%
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2010	Contract owners equity:				$182,186,115
2009	Contract owners equity:				$179,342,661
2008	Contract owners equity:				$166,504,391
2007	Contract owners equity:				$269,101,390
2006	Contract owners equity:				$341,357,796

*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.